                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR

                         CERTIFIED SHAREHOLDER REPORT OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES


                   Investment Company Act File Number 811-4786
                                                      --------

                             Ariel Investment Trust
                             ----------------------
               (Exact name of registrant as specified in charter)

                             200 East Randolph Drive
                                   Suite 2900
                             Chicago, Illinois 60601
                     (Address of principal executive office)

                                Sheldon R. Stein
                             200 East Randolph Drive
                                   Suite 2900
                             Chicago, Illinois 60601
                     (Name and address of agent for service)

                                 with a copy to:

                                   Arthur Don
                                Seyfarth Shaw LLP
                              55 East Monroe Street
                                   Suite 4200
                             Chicago, Illinois 60603

       Registrant's telephone number, including area code: (312) 726-0140
                                                           --------------

                      Date of fiscal year end: September 30
                                               ------------
                  Date of reporting period: September 30, 2003
                                            ------------------

ITEM 1.  REPORTS TO STOCKHOLDERS.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (the "Act") (17
CFR 270.30e-1)

ANNUAL REPORT


SEPTEMBER 30, 2003


ARIEL FUND ARIEL

APPRECIATION FUND

ARIEL PREMIER GROWTH FUND

ARIEL PREMIER BOND FUND

TABLE OF CONTENTS

Ariel Fund
      Management Discussion                                             12
      Performance Summary                                               13
      Schedule of Investments                                           14
      Statistical Summary                                               16

Ariel Appreciation Fund
      Management Discussion                                             17
      Performance Summary                                               18
      Schedule of Investments                                           19
      Statistical Summary                                               21

Ariel Premier Growth Fund
      Management Discussion                                             22
      Performance Summary                                               23
      Schedule of Investments                                           24
      Statistical Summary                                               26

Ariel Premier Bond Fund
      Management Discussion                                             28
      Performance Summary                                               29
      Schedule of Investments                                           30

Statements of Assets and Liabilities                                    36

Statements of Operations                                                37

Statements of Changes in Net Assets                                     38

Financial Highlights                                                    40

Notes to the Financial Statements                                       43

Proxy Policy Statement                                                  47

Report of Independent Auditors                                          48

Results of the Special Meeting                                          48

Board of Trustees                                                       49

Officers                                                                51

ARIEL FUND

MANAGEMENT DISCUSSION

Q:    HOW DID ARIEL FUND PERFORM AGAINST ITS BENCHMARK?

A: For the third quarter ended September 30, 2003, Ariel Fund rose +4.26%, lagging the Russell 2000 Index, which gained +9.08% as well as the Russell 2000 Value Index, which climbed +7.73%.

      For the one-year period ended September 30, 2003 Ariel Fund gained +17.82%. Again, the Fund was outpaced by the Russell 2000 Index's +36.50% as well as the Russell 2000 Value Index's +31.66% return over this same period.

Q:    WHAT DROVE ARIEL FUND'S PERFORMANCE?

A: Broadly speaking, Ariel Fund's emphasis on high quality, financially strong businesses with moderate risk characteristics adversely impacted performance as the market continued to favor more aggressive issues of weaker financial health. This is clearly demonstrated by the strong outperformance of the technology sector.

      Upon closer review of the drivers of Ariel Fund's results through September 30, 2003, it is apparent that beyond our conservative stance, our holdings in the Consumer Discretionary & Services and Financial Services sectors placed a drag on the performance of the Fund. And yet, our Health Care issues managed to buck these trends and contribute positively.

Q:    WHAT STOCKS DID ARIEL FUND BUY OR SELL DURING THE QUARTER?

A: Faced with a dearth of small cap value stocks that met our disciplined investment criteria, Ariel Fund did not invest in any new holdings in the third quarter. On the sell side, no companies were sold out of the Fund's portfolio.

Q:    WHAT IS ARIEL FUND'S LONGER-TERM TRACK RECORD?

A: Reflecting on a longer time horizon, Ariel Fund's ten-year average annual total return of +13.01 surpasses both the +8.28% return of the Russell 2000 Index as well as the +11.29% return of the Russell 2000 Value Index over the same period ended September 30, 2003. Additionally, Ariel Fund compares well to its peers, holding the number one position (out of 14 funds) as the best performing Small Cap Core fund since its November 1986 inception, according to Lipper, Inc.*

    * According to Lipper, Ariel Fund ranked 487 out of 504, 62 out of 259, and 9 out of 67 small cap core funds for the one-, five- and ten-year periods ended 09/30/03. Lipper, Inc. is a nationally recognized organization that reports performance and calculates rankings for mutual funds. Each fund is ranked within a universe of funds with similar investment objectives. Ranking is based on total returns.

ARIEL FUND PERFORMANCE SUMMARY                       INCEPTION: NOVEMBER 6, 1986

About the Fund

Ariel Fund seeks long-term capital appreciation by investing in undervalued companies in consistent industries that show strong potential for growth. The Fund looks for issuers that provide quality products or services. To capture anticipated growth, the Fund holds investments for a relatively long period, usually three to five years. The Fund generally invests in companies with market capitalizations between $200 million and $2 billion at the time of investment with an emphasis on smaller capitalization (small cap) stocks.

Portfolio Composition

[CHART]

                                                                    RUSSELL 2000
                                                ARIEL FUND             INDEX
Consumer Discretionary & Services                  35.9%                18.7%
Financial Services                                 18.8%                22.9%
Producer Durables                                  13.8%                 7.9%
Cash & Other                                        9.9%                 0.5%
Materials & Processing                              7.3%                 7.8%
Consumer Staples                                    6.6%                 1.9%
Health Care                                         4.5%                13.3%
Technology                                          3.2%                15.1%
Autos & Transportation                              0.0%                 4.3%
Utilities                                           0.0%                 4.1%
Other Energy                                        0.0%                 3.5%
Integrated Oils                                     0.0%                 0.0%

Average Annual Total Returns as of Sept. 30, 2003 (assume reinvestment of dividends and capital gains)*

                          3RD QUARTER       YTD        1 YEAR       3 YEAR       5 YEAR       10 YEAR    LIFE OF FUND
                          -------------------------------------------------------------------------------------------
Ariel Fund                   +4.26%       +15.89%      +17.82%      +12.13%      +12.83%      +13.01%      +13.59%

Russell 2000 Index           +9.08%       +28.58%      +36.50%       -0.82%       +7.46%       +8.28%       +9.48%

Russell 2000 Value Index     +7.73%       +25.49%      +31.66%      +11.07%      +10.84%      +11.29%      +11.90%

Total return does not reflect a maximum 4.75% sales load charged prior to 7/15/94.


Comparison of change in value of $10,000 invested in Ariel Fund and comparable indices*

[CHART]

                           ARIEL FUND          RUSSELL 2000            S&P 500
12/31/86                   10,203.34             9,711.20              9,744.80
12/31/87                   11,366.66             8,859.60             10,256.42
12/31/88                   15,904.93            11,065.10             11,959.90
12/31/89                   19,899.53            12,863.20             15,749.46
12/31/90                   16,699.19            10,353.87             15,260.40
12/31/91                   22,163.48            15,122.01             19,910.23
12/31/92                   24,763.24            17,906.22             21,427.29
12/31/93                   26,923.69            21,291,72             23,587.04
12/31/94                   25,786.49            20,903.88             23,898.38
12/31/95                   30,561.55            26,848.98             32,878.89
12/31/96                   37,747.22            31,279.32             40,427.86
12/31/97                   51,502.23            38.274.25             53,915.92
12/31/98                   56,594.60            37,299.50             69,323.24
12/31/99                   53,334.92            45,228.35             83,912.06
12/31/00                   68,676.68            43,862.04             76,271.56
12/31/01                   78,437.88            44,952.42             67,207.02
12/31/02                   74,371.34            35,744.78             52,354.12
09/30/03                   86,189.72            45,961.22             60,061.03

Top Ten Holdings (as of September 30, 2003)

1  Lee Enterprises, Inc.
   Newspaper publisher

2  Markel Corp.
   Specialty insurance provider

3  American Greetings Corp.
   World's second largest producer
   of greeting cards

4  Park Place Entertainment Corp.
   World's largest casino gaming company

5  Grey Global Group, Inc.
   Advertising and marketing services firm

6  Neiman Marcus Group, Inc., Class A
   Premier luxury retailer

7  Valassis Communications, Inc.
   Preeminent marketing
   services company

8  IDEX Corp.
   Industrial product manufacturer

9  Invacare Corp.
   Leading producer of medical equipment

10 Janus Capital Group, Inc.
   Mutual fund manager


* Statistics represent past performance which is not indicative of future results. The graph and performance table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 is a broad market-weighted index dominated by large cap stocks. The Russell 2000 Index measures the performance of smaller companies. The Russell 2000 Value Index measures the performance of smaller, value-oriented companies with lower price-to-earnings ratios. All indices are unmanaged, and an investor cannot invest directly in an index.

ARIEL FUND SCHEDULE OF INVESTMENTS

 NUMBER OF SHARES     COMMON STOCKS--90.03%                                            COST    MARKET VALUE
-----------------------------------------------------------------------------------------------------------
                      Consumer Discretionary & Services--35.93%
        4,014,700     American Greetings Corp.*                             $    57,867,673    $ 78,005,621
        1,629,133     Bob Evans Farms, Inc.                                      34,239,534      43,514,142
          769,600     DeVry, Inc.*                                               11,434,803      18,208,736
           98,100     Grey Global Group, Inc.                                    58,178,505      74,663,910
        2,797,325     Hasbro, Inc.                                               36,964,218      52,254,031
        1,354,700     Journal Register Co.*                                      26,530,483      25,400,625
        2,203,100     Lee Enterprises, Inc.                                      73,198,842      85,193,877
          616,300     Libbey, Inc.                                               21,114,826      17,139,303
          760,700     Matthews International Corp.                               16,020,078      20,090,087
        1,745,400     Neiman Marcus Group, Inc., Class A*                        53,813,312      72,783,180
          779,075     Oneida Ltd.                                                10,972,611       2,399,551
        8,454,600     Park Place Entertainment Corp.*                            64,611,005      76,175,946
          878,800     Radio One, Inc., Class D*                                  12,549,695      12,619,568
        5,165,600     ServiceMaster Co.                                          59,861,682      52,999,056
        2,518,700     Valassis Communications, Inc.*                             75,044,789      66,493,680
        1,034,100     WMS Industries, Inc.*                                      17,646,509      23,432,706
                                                                            -------------------------------
                                                                                630,048,565     721,374,019
                                                                            -------------------------------
                      Consumer Staples--6.60%
        1,363,600     Dial Corp.                                                 21,115,121      29,371,944
        1,495,600     Longs Drug Stores Corp.                                    30,717,898      30,106,428
        1,320,300     McCormick & Co., Inc.                                      23,972,434      36,202,626
          875,453     Smucker (J.M.) Co.                                         28,901,790      36,909,098
                                                                            -------------------------------
                                                                                104,707,243     132,590,096
                                                                            -------------------------------
                      Financial Services--18.75%
        2,017,550     HCC Insurance Holdings, Inc.                               48,157,720      58,670,354
        3,266,175     Horace Mann Educators Corp.                                62,005,942      47,392,199
        4,313,900     Janus Capital Group, Inc.                                  54,992,807      60,265,183
          300,325     Markel Corp.*                                              61,335,183      80,186,775
        1,381,700     Rouse Co.                                                  36,423,254      57,616,890
        3,086,600     Sotheby's Holdings, Inc.*                                  37,692,628      33,397,012
        1,654,300     Waddell & Reed Financial, Inc.                             30,996,202      38,991,851
                                                                            -------------------------------
                                                                                331,603,736     376,520,264
                                                                            -------------------------------
                      Health Care--4.51%
        1,632,450     Invacare Corp.                                             55,145,767      61,347,471
        1,162,050     Sybron Dental Specialties, Inc.*                           21,858,403      29,132,594
                                                                            -------------------------------
                                                                                 77,004,170      90,480,065
                                                                            -------------------------------
                      Materials & Processing--7.27%
        1,442,155     Brady Corp.                                                45,319,884      45,874,951
        1,220,875     Energizer Holdings, Inc.*                                  24,463,014      44,891,574
        2,100,300     Interface, Inc.*                                           13,672,179      11,383,626
        2,368,300     Jones Lang LaSalle, Inc.*                                  41,920,285      43,813,550
                                                                            -------------------------------
                                                                                125,375,362     145,963,701
                                                                            -------------------------------

                                                              SEPTEMBER 30, 2003

NUMBER OF SHARES     COMMON STOCKS--90.03% (CONT'D)                                   COST     MARKET VALUE
-----------------------------------------------------------------------------------------------------------
                     Producer Durables--13.78%
       3,946,300     Andrew Corp.*                                         $    33,665,588    $  48,500,027
         858,470     General Binding Corp.*                                     12,551,080        8,928,088
       1,491,623     Graco, Inc.                                                31,887,302       56,010,444
       1,795,600     IDEX Corp.                                                 56,813,196       65,431,664
       2,563,300     Miller (Herman), Inc.                                      50,887,114       58,366,341
       3,354,200     Steelcase, Inc.                                            43,246,919       39,512,476
                                                                           --------------------------------
                                                                               229,051,199      276,749,040
                                                                           --------------------------------
                     Technology--3.19%
       2,093,500     Anixter International, Inc.*                               50,891,101       47,668,995
         709,300     Littelfuse, Inc.*                                          17,824,884       16,313,900
                                                                           --------------------------------
                                                                                68,715,985       63,982,895
                                                                           --------------------------------
                     Total Common Stocks                                     1,566,506,260    1,807,660,080
                                                                           --------------------------------

 PRINCIPAL AMOUNT     REPURCHASE AGREEMENT--9.53%                                      COST     MARKET VALUE
 -----------------------------------------------------------------------------------------------------------
 $    191,399,485     State Street Bank & Trust Co. Repurchase
                        Agreement, 0.40%, dated 9/30/2003, repurchase
                        price $191,401,612, maturing 10/1/2003
                        (collateralized by U.S. Treasury Bond,
                        0.00%, 3/11/2004)                                       191,399,485      191,399,485
                                                                            --------------------------------
                      Total Repurchase Agreement                                191,399,485      191,399,485
                                                                            --------------------------------
                      Total Investments-99.56%                              $ 1,757,905,745    1,999,059,565
                                                                            ===============
                      Other Assets less Liabilities-0.44%                                          8,807,995
                                                                                             ---------------
                      NET ASSETS-100.00%                                                     $ 2,007,867,560
                                                                                             ===============

* Non-income producing.

  The accompanying notes are an integral part of the financial statements.

ARIEL FUND STATISTICAL SUMMARY                                       (UNAUDITED)

                                                  52-WEEK RANGE       EARNINGS PER SHARE               P/E CALENDAR
                                                  -------------  -----------------------------  ----------------------------
                                                                   2002      2003       2004     2002      2003       2004    MARKET
                               TICKER   PRICE                     ACTUAL  ESTIMATED  ESTIMATED  ACTUAL  ESTIMATED  ESTIMATED   CAP.
COMPANY                        SYMBOL  9/30/03    LOW     HIGH   CALENDAR  CALENDAR   CALENDAR   P/E       P/E        P/E     ($MM)
Oneida Ltd.                      OCQ     3.08     2.92    14.15    0.45     -0.75       0.12      6.8      NM        25.7        51
General Binding Corp.           GBND    10.40     7.50    15.89    0.52      1.05       1.10     20.0      9.9        9.5       166
Interface, Inc.                 IFSIA    5.38     1.97     6.50   -0.08     -0.27       0.13       NM      NM        41.4       276
Libbey, Inc.                     LBY    27.81    20.30    31.86    2.36      2.10       2.25     11.8     13.2       12.4       377
Littelfuse, Inc.                LFUS    23.00    13.84    27.24    0.55      0.65       0.95     41.8     35.4       24.2       501
Jones Lang LaSalle, Inc.         JLL    18.50    12.90    21.49    1.08      1.05       1.20     17.1     17.6       15.4       582
Horace Mann Educators Corp.      HMN    14.51    12.43    16.95    1.18      0.94       1.20     12.3     15.4       12.1       620
WMS Industries, Inc.             WMS    22.66    10.50    26.08    0.02      0.01       0.67       NM      NM        33.8       665
Sotheby's Holdings, Inc.         BID    10.82     6.30    12.15   -0.06      0.13       0.43       NM     83.2       25.2       666
Brady Corp.                      BRC    31.81    25.05    36.48    1.15      1.45       1.80     27.7     21.9       17.7       738
Longs Drug Stores Corp.          LDG    20.13    13.05    23.77    0.91      1.01       1.15     22.1     19.9       17.5       754
Journal Register Co.             JRC    18.75    14.73    19.50    1.16      1.19       1.33     16.2     15.8       14.1       771
Anixter International, Inc.      AXE    22.77    18.80    26.25    1.13      1.17       1.40     20.2     19.5       16.3       824
Matthews International Corp.    MATW    26.42    20.94    28.46    1.24      1.46       1.62     21.3     18.1       16.3       852
Bob Evans Farms, Inc.           BOBE    26.71    21.18    29.07    2.01      2.10       2.25     13.3     12.7       11.9       936
Sybron Dental Specialties        SYD    25.07    11.41    26.40    1.13      1.35       1.56     22.2     18.6       16.1       959
Grey Global Group, Inc.         GREY   761.10   557.00   808.00   12.34     17.45      21.90     61.7     43.6       34.8       988
Invacare Corp.                   IVC    37.58    29.50    40.00    2.05      2.12       2.46     18.3     17.7       15.3     1,161
IDEX Corp.                       IEX    36.44    25.70    40.40    1.67      1.87       2.21     21.8     19.5       16.5     1,193
American Greetings Corp.         AM     19.43    12.41    21.24    1.49      1.60       1.84     13.0     12.1       10.6     1,282
Valassis, Inc.                   VCI    26.40    21.45    36.07    2.43      2.01       1.75     10.9     13.1       15.1     1,373
Radio One, Inc.                 ROIAK   14.36    12.33    18.85    0.16      0.24       0.32       NM     59.8       44.9     1,503
DeVry, Inc.                      DV     23.66    12.10    30.15    0.85      0.89       1.11     27.8     26.6       21.3     1,657
Herman Miller, Inc.             MLHR    22.77    15.17    24.91    0.17      0.44       0.75       NM     51.8       30.4     1,659
Graco, Inc.                      GGG    37.55    23.04    40.30    1.56      1.83       2.01     24.1     20.5       18.7     1,720
Lee Enterprises, Inc.            LEE    38.67    29.75    40.68    1.64      1.82       2.06     23.6     21.2       18.8     1,724
Steelcase, Inc.                  SCS    11.78     7.95    13.92   -0.23      0.04       0.33       NM      NM        35.7     1,739
HCC Insurance Holdings, Inc.     HCC    29.08    22.30    31.26    1.68      2.06       2.45     17.3     14.1       11.9     1,852
Andrew Corp.                    ANDW    12.08     5.23    14.25    0.23      0.23       0.51     52.5     52.5       23.7     1,855
Waddell & Reed Financial, Inc.   WDR    23.57    15.30    27.72    1.07      1.15       1.45     22.0     20.5       16.3     1,937
The Neiman Marcus Group, Inc.   NMGA    41.70    24.87    43.11    2.58      2.78       2.99     16.2     15.0       13.9     1,998
The Dial Corp.                   DL     21.54    17.12    22.45    1.21      1.35       1.54     17.8     16.0       14.0     2,066
The J.M. Smucker Co.             SJM    42.16    32.03    43.74    1.91      2.27       2.50     22.1     18.6       16.9     2,107
Markel Corp.                     MKL   267.00   187.50   279.00    7.29     11.69      15.69     36.6     22.8       17.0     2,629
Park Place Entertainment Corp.   PPE     9.01     6.06    10.00    0.53      0.50       0.56     17.0     18.0       16.1     2,721
The ServiceMaster Co.            SVM    10.26     8.89    12.15    0.53      0.58       0.66     19.4     17.7       15.5     3,027
Energizer Holdings, Inc.         ENR    36.77    22.46    38.27    2.07      2.47       2.80     17.8     14.9       13.1     3,108
Hasbro, Inc.                     HAS    18.68     9.87    19.37    0.62      1.11       1.25     30.1     16.8       14.9     3,245
Janus Capital Group              JNS    13.97     8.97    19.00    1.09      0.94       1.10     12.8     14.9       12.7     3,343
Rouse Co.                        RSE    41.70    27.60    42.20    3.84      3.95       4.20     10.9     10.6        9.9     3,679
McCormick & Company, Inc.        MKC    27.42    21.28    27.76    1.31      1.40       1.57     20.9     19.6       17.5     3,824

Note: All earnings per share numbers are fully diluted. Such numbers are from continuing operations and are adjusted for non-recurring items.
Rouse Company estimates are before depreciation and deferred taxes. Radio One estimates are before depreciation and amortization. NM=Not Meaningful.
All estimates of future earnings per share shown in this table are prepared by Ariel Capital Management, Inc. research analysts.
P/E ratios are based on earnings stated and 9/30/03 stock price.

ARIEL APPRECIATION FUND

MANAGEMENT DISCUSSION

Q:    HOW DID ARIEL APPRECIATION FUND PERFORM AGAINST ITS BENCHMARK?

A: For the third quarter ended September 30, 2003, Ariel Appreciation Fund gained +4.14%. This return lagged the +6.43% return of the Russell Midcap Index and was slightly lower than the Russell Midcap Value Index, which rose +5.94%.

      For the one-year period ended September 30, 2003 Ariel Appreciation Fund gained +24.29%. The Russell Midcap Index faired even better for the year with a +32.63% rise. The Russell Midcap Value Index rose +28.30% over the same period.

Q:    WHAT DROVE ARIEL APPRECIATION FUND'S PERFORMANCE?

A: Ariel Appreciation Fund's focus on high quality, financially strong businesses with moderate risk characteristics adversely impacted performance as the market continued to favor more aggressive issues of weaker financial health. This is clearly demonstrated by the strong outperformance of the technology sector. Beyond our conservative stance, our holdings in the Consumer Discretionary & Services and Financial Services sectors negatively impacted the performance of Ariel Appreciation Fund. Conversely, the Fund's Health Care issues contributed positively to the Fund's results.

Q:    WHAT STOCKS DID ARIEL APPRECIATION FUND BUY OR SELL DURING THE QUARTER?

A: Ariel Appreciation Fund did not invest in any new holdings in the third quarter. Conversely, we sold our positions in H&R Block (NYSE: HRB) and Tiffany & Co. (NYSE: TIF) when their share prices rose to our estimation of private market value, representing successful positions.

Q:    WHAT IS ARIEL APPRECIATION FUND'S LONGER-TERM TRACK RECORD?

A: Over the long-term, Ariel Appreciation Fund outpaces its benchmarks. Specifically, Ariel Appreciation Fund posted a ten-year average annual total return of +13.37 for the period ended September 30, 2003, surpassing both the +10.86% return of the Russell Midcap Index as well as the +11.43% return of the Russell Midcap Value Index over the same period. In addition, Ariel Appreciation Fund has earned the highest five star (*****) rating for its overall results through September 30, 2003 from the mutual fund tracker Morningstar, Inc.*

    * Ariel Appreciation Fund was rated five stars among 205, four stars among 135 and five stars among 40 domestic mid-cap blend funds for the three-, five-, and ten-year periods ended 09/30/03, respectively. For each fund with at least a three-year history, Morningstar calculates a Morningstar RatingTM based on a Morningstar Risk-Adjusted Return measure that accounts for variation in a fund's monthly performance (including the effects of sales charges, loads and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. These ratings change monthly. The top 10% of funds in an investment category receive five stars, the next 22.5% receive four stars, the next 35% receive three stars, the next 22.5% receive two stars, and the bottom 10% receive one star. The Overall Morningstar Rating for a fund is derived from a weighted average of the performance figures associated with its three-, five- and ten-year (if applicable) Morningstar Ratings. Morningstar does not guarantee the accuracy of this information.

ARIEL APPRECIATION FUND PERFORMANCE SUMMARY          INCEPTION: DECEMBER 1, 1989

About the Fund

Ariel Appreciation Fund also pursues long-term capital appreciation by investing in undervalued firms with growth potential. Like Ariel Fund, this Fund seeks out issuers that provide quality products or services. To capture anticipated growth, the Fund will also hold investments for a relatively long period - usually three to five years. The Fund generally invests in companies with market capitalizations between $1.5 billion and $10 billion at the time of investment, with an emphasis on medium capitalization (mid-cap) stocks.

Portfolio Composition

[CHART]

                                        ARIEL APPRECIATION        RUSSELL MIDCAP
                                                FUND                   INDEX
Financial Services                              37.1%                   24.2%
Consumer Discretionary & Services               31.9%                   18.3%
Health Care                                     14.2%                   10.4%
Consumer Staples                                 6.7%                    3.7%
Producer Durables                                4.1%                    6.3%
Utilities                                        3.3%                    8.1%
Cash & Other                                     2.7%                    1.9%
Technology                                       0.0%                   12.9%
Materials & Processing                           0.0%                    6.6%
Other Energy                                     0.0%                    3.3%
Autos & Transportation                           0.0%                    2.8%
Integrated Oils                                  0.0%                    1.0%

Average Annual Total Returns as of Sept. 30, 2003 (assume reinvestment of dividends and capital gains)*

                                  3RD QUARTER      YTD      1 YEAR    3 YEAR     5 YEAR     10 YEAR   LIFE OF FUND
                                  --------------------------------------------------------------------------------
Ariel Appreciation Fund              +4.14%      +17.94%    +24.29%   +10.32%    +11.63%    +13.37%     +12.74%

Russell Midcap Index                 +6.43%      +22.89%    +32.63%    -2.14%     +8.06%    +10.86%     +11.82%

Russell Midcap Value Index           +5.94%      +19.83%    +28.30%    +6.64%     +8.42%    +11.43%     +12.13%

Total return does not reflect a maximum 4.75% sales load charged prior to 7/15/94.


Comparison of change in value of $10,000 invested in Ariel Appreciation Fund and comparable indices*

[CHART]

                           APPREC FUND         RUSSELL MIDCAP        S&P 500
12/31/89                   10,054.12             10,175.57           10,240.10
12/31/90                    9,902.21              9,005.60            9,922.12
12/31/91                   13.184.49             12,744.00           12,945.38
12/31/92                   14,930.13             14,826.42           13,931.75
12/31/93                   16,114.99             16,946.78           15,335.99
12/31/94                   14,762.59             16,592.16           15,538.42
12/31/95                   18,329.95             22,308.66           21,377.43
12/31/96                   22,677.45             26,546.92           26,285.68
12/31/97                   31,282.57             34,247.37           35,055.45
12/31/98                   37,397.79             37,705.41           45,073.09
12/31/99                   35,980.84             44,579.48           54,558.55
12/31/00                   42,753.79             48,256.86           49,590.80
12/31/01                   49,693.34             45,543.46           43,697.15
12/31/02                   44,545.44             38,171.54           34,039.98
09/30/03                   52,535.59             46,909.02           39,050.92

Top Ten Holdings (as of September 30, 2003)

1  Accenture Ltd.
   Leading information and technology consultant

2  MBIA, Inc.
   Prominent insurer of municipal bonds

3  IMS Health, Inc.
   Leading provider of healthcare data

4  Northern Trust Corp.
   Preeminent personal and institutional
   trust company

5  Baxter International, Inc.
   Diversified healthcare manufacturer

6  Pitney Bowes, Inc.
   Top manufacturer of mailing equipment

7  Carnival Corp.
   World's largest cruise company

8  Cendant Corp.
   Global provider of consumer and
   business services

9  CenturyTel, Inc.
   Diversified telecommunications company

10 MBNA Corp.
   Prominent issuer of bank credit cards


* Statistics represent past performance which is not indicative of future results. The graph and performance table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 is a broad market-weighted index dominated by large cap stocks. The Russell Midcap Index measures the performance of small and mid-sized companies. The Russell Midcap Value Index measures the performance of small and mid-sized, value-oriented companies with lower price-to-earnings ratios. All indices are unmanaged, and an investor cannot invest directly in an index.

ARIEL APPRECIATION FUND SCHEDULE OF INVESTMENTS

NUMBER OF SHARES     COMMON STOCKS--97.28%                                            COST     MARKET VALUE
-----------------------------------------------------------------------------------------------------------
                     Consumer Discretionary & Services--31.92%
       4,381,100     Accenture Ltd.*                                       $    69,073,364     $ 97,873,774
         930,600     Black & Decker Corp.                                       35,497,149       37,735,830
       2,477,350     Carnival Corp.                                             63,203,703       81,480,041
       4,331,695     Cendant Corp.*                                             60,151,652       80,959,380
       2,095,175     Harte-Hanks, Inc.                                          32,715,787       38,635,027
       1,126,750     Hasbro, Inc.                                               11,931,363       21,047,690
       4,710,100     Interpublic Group of Cos., Inc.                            86,002,973       66,506,612
         761,800     McClatchy Co.                                              35,581,952       45,311,864
         528,800     Omnicom Group, Inc.                                        30,999,859       37,994,280
       2,747,895     ServiceMaster Co.                                          34,823,279       28,193,403
       2,295,800     Toys "R" Us, Inc.*                                         23,011,713       27,618,474
         827,925     Tribune Co.                                                33,030,816       38,001,757
       1,949,500     Yum! Brands, Inc.*                                         47,444,272       57,744,190
                                                                           --------------------------------
                                                                               563,467,882      659,102,322
                                                                           --------------------------------
                     Consumer Staples--6.70%
       1,140,372     Clorox Co.                                                 45,277,685       52,308,864
       1,516,500     Kroger Co.*                                                30,043,166       27,099,855
         927,040     McCormick & Co., Inc.                                      15,179,203       25,419,437
       1,457,100     Safeway, Inc.*                                             47,919,993       33,425,874
                                                                           --------------------------------
                                                                               138,420,047      138,254,030
                                                                           --------------------------------
                     Financial Services--37.06%
         812,700     Certegy, Inc.                                              22,694,001       26,095,797
       1,358,072     D&B Corp.*                                                 42,277,498       56,414,311
       1,819,350     Equifax, Inc.                                              41,215,993       40,516,924
        1,235,900    Franklin Resources, Inc.                                   48,616,001       54,639,139
       3,580,500     Janus Capital Group, Inc.                                  42,896,638       50,019,585
       1,773,292     MBIA, Inc.                                                 76,013,883       97,477,861
       2,945,137     MBNA Corp.                                                 60,364,951       67,149,124
       2,135,300     Northern Trust Corp.                                       71,794,352       90,622,132
       1,416,100     Rouse Co.                                                  37,256,947       59,051,370
       1,642,000     St. Paul Cos., Inc.                                        55,093,566       60,803,260
       2,303,965     SunGard Data Systems, Inc.*                                58,990,417       60,617,319
         980,950     T. Rowe Price Group, Inc.                                  35,633,953       40,473,997
         792,900     XL Capital Ltd.                                            61,963,134       61,402,176
                                                                           --------------------------------
                                                                               654,811,334      765,282,995
                                                                           --------------------------------
                     Health Care--14.15%
       2,699,795     Apogent Technologies, Inc.*                                54,482,659       56,317,724
       2,951,600     Baxter International, Inc.                                 69,518,989       85,773,496
       4,557,260     IMS Health, Inc.                                           73,812,227       96,158,186
       1,495,300     Omnicare, Inc.                                             43,810,517       53,920,518
                                                                           --------------------------------
                                                                               241,624,392      292,169,924
                                                                           --------------------------------

NUMBER OF SHARES     COMMON STOCKS--97.28% (CONT'D)                                   COST     MARKET VALUE
-----------------------------------------------------------------------------------------------------------
                     Producer Durables--4.14%
       2,230,900     Pitney Bowes, Inc.                                    $    82,405,421    $  85,488,088
                                                                           --------------------------------

                     Utilities--3.31%
       2,019,500     CenturyTel, Inc.                                           59,444,128       68,440,855
                                                                           --------------------------------

                     Total Common Stocks                                     1,740,173,204    2,008,738,214
                                                                           --------------------------------

PRINCIPAL AMOUNT     REPURCHASE AGREEMENT--2.94%                                      COST     MARKET VALUE
-----------------------------------------------------------------------------------------------------------
$     60,598,869     State Street Bank & Trust Co. Repurchase
                       Agreement, 0.40%, dated 9/30/2003, repurchase
                       price $60,599,543, maturing 10/1/2003
                       (collateralized by U.S. Treasury Bond,
                       0.00%, 3/11/2004)                                        60,598,869       60,598,869
                                                                           --------------------------------
                     Total Repurchase Agreement                                 60,598,869       60,598,869
                                                                           --------------------------------
                     Total Investments-100.22%                             $ 1,800,772,073    2,069,337,083
                                                                           ===============
                     Liabilities less Other Assets-(0.22)%                                       (4,453,864)
                                                                                            ---------------
                     NET ASSETS-100.00%                                                     $ 2,064,883,219
                                                                                            ===============

* Non-income producing.

  The accompanying notes are an integral part of the financial statements.

ARIEL APPRECIATION FUND STATISTICAL SUMMARY                          (UNAUDITED)

                                                 52-WEEK RANGE       EARNINGS PER SHARE               P/E CALENDAR
                                                 -------------  -----------------------------  ----------------------------
                                                                  2002      2003       2004     2002      2003       2004    MARKET
                              TICKER   PRICE                     ACTUAL  ESTIMATED  ESTIMATED  ACTUAL  ESTIMATED  ESTIMATED   CAP.
COMPANY                       SYMBOL  9/30/03    LOW     HIGH   CALENDAR  CALENDAR   CALENDAR   P/E       P/E        P/E     ($MM)
Harte-Hanks, Inc.               HHS    18.44    17.10    20.38    0.97      0.99       1.11     19.0      18.6      16.6     1,637
Apogent Technologies, Inc.      AOT    20.86    14.45    22.51    1.29      1.39       1.56     16.2      15.0      13.4     1,918
Certegy, Inc.                   CEY    32.11    20.15    32.98    1.41      1.54       1.73     22.8      20.9      18.6     2,126
Toys "R" Us, Inc.               TOY    12.03     7.70    14.10    1.09      1.12       1.24     11.0      10.7       9.7     2,567
The McClatchy Co.               MNI    59.48    51.39    63.76    2.84      2.97       3.27     20.9      20.0      18.2     2,744
The ServiceMaster Co.           SVM    10.26     8.89    12.15    0.53      0.58       0.66     19.4      17.7      15.5     3,027
The Dun & Bradstreet Corp.      DNB    41.54    31.25    43.40    1.87      2.49       2.85     22.2      16.7      14.6     3,093
Equifax, Inc.                   EFX    22.27    17.84    27.59    1.38      1.48       1.59     16.1      15.0      14.0     3,125
The Black & Decker Corp.        BDK    40.55    33.20    48.21    3.22      3.72       4.25     12.6      10.9       9.5     3,150
Hasbro, Inc.                    HAS    18.68     9.87    19.37    0.62      1.11       1.25     30.1      16.8      14.9     3,245
Janus Capital Group             JNS    13.97     8.97    19.00    1.09      0.94       1.10     12.8      14.9      12.7     3,343
Omnicare, Inc.                  OCR    36.06    19.00    36.90    1.48      2.02       2.62     24.4      17.9      13.8     3,654
Rouse Co.                       RSE    41.70    27.60    42.20    3.84      3.95       4.20     10.9      10.6       9.9     3,679
McCormick & Company, Inc.       MKC    27.42    21.28    27.76    1.31      1.40       1.57     20.9      19.6      17.5     3,824
CenturyTel, Inc.                CTL    33.89    22.35    35.90    1.31      2.15       2.63     25.9      15.8      12.9     4,877
T. Rowe Price Group, Inc.      TROW    41.28    21.25    44.81    1.52      1.70       2.18     27.2      24.3      18.9     5,040
IMS Health, Inc.                RX     21.10    13.00    21.72    0.98      1.02       1.14     21.5      20.7      18.5     5,045
The Interpublic Group of
 Companies                      IPG    14.12     7.20    17.45    0.54      0.28       0.75     26.1      50.4      18.8     5,527
SunGard Data Systems, Inc.      SDS    26.31    14.70    29.60    1.15      1.25       1.34     22.9      21.0      19.6     7,508
MBIA, Inc.                      MBI    54.97    34.14    57.38    3.95      4.72       4.85     13.9      11.6      11.3     7,967
The St. Paul Companies, Inc.    SPC    37.03    26.84    38.68    1.21      3.49       4.17     30.6      10.6       8.9     8,435
Yum! Brands, Inc.               YUM    29.62    20.35    30.95    1.90      2.01       2.22     15.6      14.7      13.3     8,694
Pitney Bowes, Inc.              PBI    38.32    28.55    40.38    2.37      2.42       2.66     16.2      15.8      14.4     8,967
Northern Trust Corp.           NTRS    42.35    27.64    44.68    1.97      1.90       2.32     21.5      22.3      18.3     9,350
The Clorox Co.                  CLX    45.87    37.40    48.37    2.29      2.35       2.60     20.0      19.5      17.6     9,942
Safeway, Inc.                   SWY    22.94    16.20    25.83    2.79      2.03       2.12      8.2      11.3      10.8    10,133
XL Capital Ltd.                 XL     77.44    63.49    88.87    5.10      8.01       9.39     15.2       9.7       8.2    10,621
Franklin Resources, Inc.        BEN    44.21    27.90    46.95    1.80      2.05       2.55     24.6      21.6      17.3    11,096
The Kroger Co.                  KR     17.87    11.00    19.70    1.65      1.53       1.63     10.8      11.7      11.0    13,315
Omnicom Group, Inc.             OMC    71.85    46.50    81.18    3.44      3.58       4.04     20.9      20.1      17.8    13,654
Tribune Co.                     TRB    45.90    39.82    50.24    1.90      2.14       2.40     24.2      21.4      19.1    14,398
Baxter International Inc.       BAX    29.06    18.18    33.03    1.99      1.94       2.25     14.6      15.0      12.9    17,364
Cendant Corp.                   CD     18.69     8.90    19.41    1.29      1.38       1.56     14.5      13.5      12.0    18,947
Carnival Corp.                  CCL    32.89    20.34    36.04    1.75      1.60       1.94     18.8      20.6      17.0    20,707
Accenture Ltd.                  ACN    22.34    11.30    23.92    0.93      1.06       1.17     24.0      21.1      19.1    20,958
MBNA Corp.                      KRB    22.80    11.96    25.07    1.34      1.72       2.02     17.0      13.3      11.3    27,991


Note: All earnings per share numbers are fully diluted. Such numbers are from continuing operations and are adjusted for non-recurring items.
Rouse Company estimates are before depreciation and deferred taxes. NM=Not Meaningful.
All estimates of future earnings per share shown in this table are prepared by Ariel Capital Management, Inc. research analysts.
P/E ratios are based on earnings stated and 9/30/03 stock price.

ARIEL PREMIER GROWTH FUND

MANAGEMENT DISCUSSION

Q:    HOW DID ARIEL PREMIER GROWTH FUND PERFORM AGAINST ITS BENCHMARK?

A: For the quarter ended September 30, 2003, Ariel Premier Growth Fund, Institutional Class gained +3.21% and the Investor Class rose +3.11%. These results fell slightly short of the Russell 1000 Growth Index, which returned +3.91%.

      For the one-year period ended September 30, 2003, Ariel Premier Growth Fund, Institutional Class posted a +20.81% gain while the Investor Class returned +20.14%. Both Funds lagged behind the Russell 1000 Growth Index, which soared +25.92% over the same one-year period.

Q:    WHAT DROVE ARIEL PREMIER GROWTH FUND'S PERFORMANCE?

A: As the economy began to recover last quarter, the higher volatility, lower quality stocks within the technology and telecom sectors dominated the market and rose sharply. Although Ariel Premier Growth Fund holds technology and telecom stocks, the Fund's holdings were centered in the higher quality, larger capitalization issues and did not experience such a dramatic rebound.

      Several sectors of Ariel Premier Growth Fund rose more than +20% for the year ended September 30, 2003. In fact, Technology issues, which represented roughly 25% of the Fund, rose +53%. Major positive contributors included Intel, Dell, Cisco, and Maxim Integrated Products. Ariel Premier Growth Fund's holdings in the communications sector also rose strongly, with Comcast posting a significant gain. Conversely, lagging sectors included the more "defensive" growth areas such as Consumer Staples, Health Care and Financial Services.

ARIEL PREMIER GROWTH FUND PERFORMANCE SUMMARY        INCEPTION: FEBRUARY 1, 2002

About the Fund

Ariel Premier Growth Fund pursues long-term capital appreciation by investing in a small number of large companies which it believes to have exceptional growth prospects. The Fund generally invests in companies with market capitalizations greater than $10 billion at the time of investment, with an emphasis on large capitalization (large cap) stocks.

Portfolio Composition

[CHART]

                                         ARIEL PREMIER             RUSSELL 1000
                                          GROWTH FUND              GROWTH INDEX
Technology                                    24.7%                    23.1%
Health Care                                   23.5%                    24.5%
Consumer Discretionary & Services             20.0%                    17.1%
Financial Services                             8.8%                    10.6%
Cash & Other                                   8.2%                     7.2%
Producer Durables                              5.9%                     3.3%
Consumer Staples                               4.2%                     8.7%
Utilities                                      3.0%                     1.5%
Other Energy                                   1.7%                     1.1%
Autos & Transportation                         0.0%                     1.7%
Materials & Processing                         0.0%                     1.2%
Integrated Oils                                0.0%                     0.0%

Average Annual Total Returns as of Sept. 30, 2003 (assume reinvestment of dividends and capital gains)*

                                            3RD QUARTER    YTD    1 YEAR     3 YEAR  5 YEAR    LIFE OF FUND
                                            ---------------------------------------------------------------
Ariel Premier Growth Fund, Inst. Cl.           +3.21%    +13.43%  +20.81%      -       -         -10.21%

Ariel Premier Growth Fund, Inv. Cl.            +3.11%    +12.94%  +20.14%      -       -         -10.66%

Russell 1000 Growth Index                      +3.91%    +17.51%  +25.92%      -       -          -8.50%

S&P 500 Index                                  +2.65%    +14.72%  +24.40%      -       -          -5.71%


Comparison of change in value of $1,000,000 invested in Ariel Premier Growth Fund, Institutional Class and comparable indices*

[CHART]

                      ARIEL PREMIER             RUSSELL 1000
                       GROWTH FUND              GROWTH INDEX           S&P 500
                      INSTIT. CLASS             INSTIT. CLASS        INSTIT. CLASS
03/31/02               1,012,000.00              991,644.93          1,017,604.88
06/30/02                 825,000.00              806,473.53            881,265.50
09/30/02                 692,000.00              685,134.00            729,019.04
12/31/02                 737,000.00              734,143.21            790,531.69
03/31/03                 734,000.00              726,299.80            765,627.70
06/30/03                 810,000.00              830,209.13            883,555.31
09/30/03                 836,000.00              862,704.84            836,000.00

Comparison of change in value of $10,000 invested in Ariel Premier Growth Fund, Investor Class and comparable indices*

[CHART]

                       ARIEL PREMIER             RUSSELL 1000
                        GROWTH FUND              GROWTH INDEX            S&P 500
                      INVESTOR CLASS             INVESTOR CLASS       INVESTOR CLASS
03/31/02                 10,110.00                  9,916.45            10,176.05
06/30/02                  8,240.00                  8,064.74             8,812.65
09/30/02                  6,900.00                  6,851.34             7,290.19
12/31/02                  7,340.00                  7,341.43             7,905.32
03/31/03                  7,300.00                  7,263.00             7,656.28
06/30/03                  8,040.00                  8,302.09             8,835.55
09/30/03                  8,290.00                  8,627.05             9,069.04

Top Ten Holdings (as of September 30, 2003)

1  Microsoft Corp.
   World's #1 software company

2  Pfizer, Inc.
   Leading pharmaceutical company

3  Intel Corp.
   Foremost provider of computer chips
   and other components

4  General Electric Co.
   Diversified manufacturer and financial
   services company

5  Danaher Corp.
   Preeminent industrial and consumer
   product provider

6  Forest Laboratories, Inc.
   Pharmaceutical manufacturer

7  Comcast Corp., Class A
   Largest U.S. cable company

8  Lowe's Cos., Inc.
   Leading U.S. home improvement chain

9  Liberty Media Corp.
   Diversified media company

10 United Technologies Corp.
   Manufacturer of building systems and
   aerospace products

* Statistics represent past performance which is not indicative of future results. The graph and performance table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 is a broad market-weighted index dominated by blue-chip stocks. The Russell 1000 Growth Index is a broad market-weighted index dominated by large-sized companies believed to have higher projected growth prospects. All indexes are unmanaged, and an investor cannot invest directly in an index.

ARIEL PREMIER GROWTH FUND SCHEDULE OF INVESTMENTS

NUMBER OF SHARES     COMMON STOCKS--99.93%                                            COST      MARKET VALUE
------------------------------------------------------------------------------------------------------------
                     Consumer Discretionary & Services--19.96%
          12,500     Accenture Ltd.*                                           $   257,958      $    279,250
           3,100     AutoZone, Inc.*                                               237,928           277,543
           2,000     Bed Bath & Beyond, Inc.*                                       64,850            76,360
           2,800     Chico's FAS, Inc.*                                             65,253            85,792
           2,200     Home Depot, Inc.                                               70,647            70,070
           1,800     InterActiveCorp*                                               67,890            59,490
           5,300     Kohl's Corp.*                                                 294,404           283,550
          46,926     Liberty Media Corp.*                                          531,003           467,852
           9,200     Lowe's Cos., Inc.                                             370,618           477,480
          26,700     Nokia Corp. ADR                                               424,552           416,520
           4,300     Pier 1 Imports, Inc.                                           84,084            82,732
           3,700     Staples, Inc.*                                                 86,938            87,875
           4,000     Viacom, Inc., Class B                                         148,231           153,200
           8,000     Wal-Mart Stores, Inc.                                         433,530           446,800
           2,900     Walgreen Co.                                                   86,587            88,856
                                                                               -----------------------------
                                                                                 3,224,473         3,353,370
                                                                               -----------------------------
                     Consumer Staples--4.15%
           7,300     PepsiCo, Inc.                                                 320,447           334,559
           3,900     Procter & Gamble Co.                                          330,563           361,998
                                                                               -----------------------------
                                                                                   651,010           696,557
                                                                               -----------------------------
                     Financial Services--8.79%
           5,200     Fannie Mae                                                    371,083           365,040
           7,200     First Data Corp.                                              240,550           287,712
             900     Goldman Sachs Group, Inc.                                      78,697            75,510
          15,400     MBNA Corp.                                                    291,620           351,120
           4,400     Morgan Stanley                                                210,419           222,024
           4,500     SLM Corp.                                                     174,022           175,320
                                                                               -----------------------------
                                                                                 1,366,391         1,476,726
                                                                               -----------------------------
                     Health Care--23.46%
           4,200     Aetna, Inc.                                                   254,460           256,326
           1,700     Alcon, Inc.                                                    85,961            95,455
           4,700     AmerisourceBergen Corp.                                       270,885           254,035
           5,100     Amgen, Inc.*                                                  244,400           329,307
           3,700     Cardinal Health, Inc.                                         223,315           216,043
          10,200     Forest Laboratories, Inc.*                                    489,732           524,790
             800     Genzyme Corp.*                                                 32,614            37,000
           5,300     Johnson & Johnson                                             288,837           262,456
             900     MedImmune, Inc.*                                               30,563            29,709
           7,100     Medtronic, Inc.                                               326,369           333,132
          28,900     Pfizer, Inc.                                                  930,669           877,982
           5,400     Teva Pharmaceutical Industries Ltd. ADR                       279,789           308,610
           2,200     Watson Pharmaceuticals, Inc.*                                  87,690            91,718
           5,900     Zimmer Holdings, Inc.*                                        255,145           325,090
                                                                               -----------------------------
                                                                                 3,800,429         3,941,653
                                                                               -----------------------------

                                                              SEPTEMBER 30, 2003

NUMBER OF SHARES     COMMONSTOCKS--99.93% (CONT'D)                                    COST      MARKET VALUE
                     Other--8.18%
           6,600     3M Co.                                                    $   399,111      $    455,862
           1,500     Deere & Co.                                                    82,978            79,965
          18,600     General Electric Co.                                          591,946           554,466
           4,300     Illinois Tool Works, Inc.                                     294,670           284,918
                                                                               -----------------------------
                                                                                 1,368,705         1,375,211
                                                                               -----------------------------
                     Other Energy--1.73%
           8,500     BJ Services Co.*                                              284,272           290,445
                                                                               -----------------------------
                     Producer Durables--5.92%
           7,200     Danaher Corp.                                                 451,622           531,792
           6,000     United Technologies Corp.                                     431,227           463,680
                                                                               -----------------------------
                                                                                   882,849           995,472
                                                                               -----------------------------
                     Technology--24.70%
          11,000     BEA Systems, Inc.*                                            130,254           132,550
          23,300     Cisco Systems, Inc.*                                          333,157           455,282
           2,200     Citrix Systems, Inc.*                                          45,713            48,576
           5,200     Cognos, Inc.*                                                 134,983           161,304
           1,700     Computer Associates International, Inc.                        43,732            44,387
          27,900     Intel Corp.                                                   566,309           767,529
           2,700     Intersil Corp.*                                                67,035            64,260
           8,400     Jabil Circuit, Inc.*                                          158,557           218,820
           5,900     Maxim Integrated Products, Inc.                               221,520           233,050
           1,000     Mercury Interactive Corp.*                                     44,411            45,410
          12,900     Microchip Technology, Inc.                                    283,115           308,826
          37,400     Microsoft Corp.                                               984,745         1,039,346
          31,500     Oracle Corp.*                                                 381,248           353,430
          12,200     Texas Instruments, Inc.                                       242,496           278,160
                                                                               -----------------------------
                                                                                 3,637,275         4,150,930
                                                                               -----------------------------
                     Utilities--3.04%
          17,300     Comcast Corp., Class A*                                       479,509           511,042
                                                                               -----------------------------
                     Total Common Stocks                                        15,694,913        16,791,406
                                                                               -----------------------------

 PRINCIPAL AMOUNT     REPURCHASE AGREEMENT--1.16%                                      COST      MARKET VALUE
 ------------------------------------------------------------------------------------------------------------
       $  194,822     State Street Bank & Trust Co. Repurchase Agreement,
                        0.40%, dated 9/30/2003, repurchase price $194,824,
                        maturing 10/1/2003 (collateralized by U.S.
                        Treasury Bond, 7.625%, 2/15/2025)                           194,822           194,822
                                                                               ------------------------------
                      Total Repurchase Agreement                                    194,822           194,822
                                                                               ------------------------------
                      Total Investments-101.09%                                $ 15,889,735        16,986,228
                                                                               ============
                      Liabilities less Other Assets-(1.09)%                                          (183,448)
                                                                                                 ------------
                      NET ASSETS-100.00%                                                         $ 16,802,780
                                                                                                 ============


* Non-income producing.

  ADR after the name of a holding stands for American Depositary Receipt representing foreign securities on deposit with a domestic custodian bank.

  The accompanying notes are an integral part of the financial statements.

ARIEL PREMIER GROWTH FUND STATISTICAL SUMMARY

                                                52-WEEK RANGE        EARNINGS PER SHARE                P/E CALENDAR
                                                --------------  ------------------------------  ----------------------------
                                                                  2002      2003       2004      2002     2003       2004     MARKET
                              TICKER   PRICE                     ACTUAL   ESTIMATED  ESTIMATED  ACTUAL  ESTIMATED  ESTIMATED   CAP.
COMPANY                       SYMBOL  9/30/03    LOW     HIGH   CALENDAR  CALENDAR   CALENDAR    P/E       P/E        P/E      ($B)
Microsoft Corp.                MSFT    27.80    21.89    29.96    0.93      1.11        1.20     29.9     25.0        23.1     300.4
General Electric Co.            GE     29.81    22.00    32.11    1.52      1.57        1.70     19.6     19.0        17.5     298.7
Wal-Mart Stores, Inc.          WMT     55.85    46.74    60.08    1.81      2.05        2.34     30.9     27.2        23.9     244.0
Pfizer, Inc.                   PFE     30.38    28.30    36.18    1.49      1.73        2.10     20.4     17.6        14.5     236.5
Intel Corp.                    INTC    27.52    13.22    29.18    0.47      0.76        1.03     58.6     36.4        26.7     179.2
Johnson & Johnson              JNJ     49.52    49.14    61.11    2.20      2.63        2.95     22.5     18.9        16.8     147.0
Cisco Systems, Inc.            CSCO    19.59     8.60    21.42    0.50      0.64        0.74     39.2     30.6        26.5     137.1
Procter & Gamble Co.            PG     92.82    79.79    93.25    3.90      4.52        5.00     23.8     20.5        18.6     120.4
Amgen, Inc.                    AMGN    64.52    43.66    71.54   -1.21      1.93        2.37       NM     33.4        27.2      83.2
PepsiCo, Inc.                  PEP     45.83    35.78    47.75    1.89      2.20        2.45     24.2     20.8        18.7      78.7
Nokia                          NOK     15.60    12.67    20.15    0.75      0.80        0.91     20.8     19.5        17.2      74.7
Comcast Corp., Class A        CMCSK    30.82    17.40    34.54    0.00      0.00        0.27       NM       NM       113.3      74.6
Home Depot                      HD     31.85    20.53    34.55    1.57      1.76        1.97     20.3     18.1        16.2      73.1
Federal National Mortgage      FNM     70.20    58.93    75.37    4.56      7.19        8.00     15.4      9.8         8.8      68.5
Viacom, Inc.                  VIA.B    38.30    33.60    47.45    1.26      1.40        1.66     30.4     27.3        23.1      66.9
Oracle Corp.                   ORCL    11.25     7.70    13.76    0.44      0.47        0.52     25.6     23.9        21.6      58.8
Medtronic, Inc.                MDT     46.92    42.83    52.65    1.31      1.63        1.89     35.8     28.7        24.8      57.1
Morgan Stanley                 MWD     50.46    29.31    52.93    2.76      3.30        3.53     18.3     15.3        14.3      54.9
3M Company                     MMM     69.07    55.44    72.35    2.53      3.01        3.35     27.3     23.0        20.6      54.2
Lowe's                         LOW     51.90    34.00    55.88    1.89      2.29        2.64     27.5     22.7        19.7      40.7
Goldman Sachs Group, Inc.      GS      83.90    59.28    93.73    4.27      5.29        5.45     19.6     15.8        15.4      39.7
Texas Instruments              TXN     22.80    13.23    26.03   -0.20      0.34        0.67       NM     68.1        34.3      39.5
United Technologies Corp.      UTX     77.28    49.19    80.25    4.67      4.65        5.11     16.5     16.6        15.1      36.4
Walgreen Co.                   WAG     30.64    27.35    35.96    0.00      1.29        1.48       NM     23.8        20.7      31.4
First Data Corp.               FDC     39.96    25.65    44.50    1.63      1.91        2.18     24.5     20.9        18.3      29.6
MBNA Corp.                     KRB     22.80    12.15    24.91    1.37      1.73        1.94     16.6     13.2        11.8      29.1
Liberty Media Corp.             L       9.97     6.29    12.20   -1.34     -0.17       -0.02       NM       NM          NM      26.8
Cardinal Health, Inc.          CAH     58.39    50.31    71.16    3.17      3.69        4.27     18.4     15.8        13.7      26.2
Accenture Ltd.                 ACN     22.34    12.20    23.77    0.00      1.12        1.31       NM     20.0        17.1      21.0
Illinois Tool Works, Inc.      ITW     66.26    55.15    73.80    3.04      3.22        3.66     21.8     20.6        18.1      20.4
InterActive Corp.              IACI    33.18    16.22    42.74   -0.01      0.77        0.98       NM     43.3        33.7      20.0
Forest Laboratories, Inc.      FRX     51.45    42.00    60.61    1.72      1.99        2.34     29.9     25.8        22.0      18.8
Kohl's Corp.                   KSS     53.50    46.26    69.85    1.91      2.06        2.56     28.0     26.0        20.9      18.2
SLM Corp.                      SLM     38.96    31.03    42.64    1.69      1.81        2.10     23.1     21.5        18.6      17.6
Alcon, Inc.                    ACL     56.15    35.15    56.62    1.54      1.91        2.21     36.5     29.4        25.4      17.4
Computer Associates
 International                  CA     26.11     9.03    27.47   -0.46      0.58        0.90       NM     44.8        29.2      15.1
Teva Pharmaceutical            TEVA    57.20    32.45    60.60    1.55      2.03        2.39     36.9     28.1        23.9      14.8
 Industries, Ltd.
Deere & Co.                     DE     53.31    37.96    58.06    1.34      2.55        3.41     39.8     20.9        15.7      12.8

                                                                     (UNAUDITED)

                                                 52-WEEK RANGE        EARNINGS PER SHARE                 P/E CALENDAR
                                                --------------  ------------------------------  ----------------------------
                                                                  2002      2003       2004      2002     2003       2004     MARKET
                              TICKER   PRICE                     ACTUAL   ESTIMATED  ESTIMATED  ACTUAL  ESTIMATED  ESTIMATED   CAP.
COMPANY                       SYMBOL  9/30/03    LOW     HIGH   CALENDAR  CALENDAR   CALENDAR    P/E       P/E        P/E      ($B)
Maxim Integrated Products,
 Inc.                          MXIM    39.39    21.35    45.55    0.96      1.13       1.39      41.0     35.0       28.3      12.8
Staples, Inc.                  SPLS    23.84    11.92    25.27    0.96      1.09       1.28      24.8     21.8       18.6      11.7
Danaher Corp.                  DHR     73.86    53.97    78.49    2.89      3.19       3.62      25.6     23.1       20.4      11.3
Bed Bath & Beyond, Inc.        BBBY    38.27    30.16    43.80    1.03      1.26       1.51      37.2     30.4       25.3      11.3
Zimmer Holdings, Inc.          ZMH     55.10    37.46    55.79    1.33      1.70       1.97      41.4     32.4       27.9      10.8
Genzyme Corp.                  GENZ    46.31    21.00    52.32    0.83      1.34       1.68      55.8     34.5       27.6      10.1
Aetna, Inc.                    AET     61.03    31.69    68.49    2.64      5.12       5.99      23.1     11.9       10.2       9.4
MedImmune, Inc.                MEDI    33.03    21.20    40.30   -4.40      0.92       1.19        NM     36.1       27.8       8.2
AutoZone, Inc.                 AZO     89.53    58.61    94.51    0.00      6.37       7.16        NM     14.0       12.5       7.9
AmerisourceBergen Corp.        ABC     54.05    46.76    74.93    3.29      3.96       4.61      16.4     13.6       11.7       6.0
BJ Services Co.                BJS     34.17    24.90    41.95    1.06      1.20       1.85      32.2     28.5       18.5       5.4
Jabil Circuit, Inc.            JBL     26.05    11.53    29.45    0.22      0.94       1.14     118.4     27.6       22.8       5.2
Microchip Technology, Inc.     MCHP    23.96    18.15    29.29    0.49      0.70       0.90      48.9     34.3       26.8       4.9
BEA Systems                    BEAS    12.04     4.95    15.09    0.21      0.31       0.37      57.3     38.8       32.3       4.9
Watson Pharmaceuticals, Inc.   WPI     41.69    22.90    45.00    1.65      1.83       2.11      25.3     22.7       19.8       4.5
Mercury Interactive Corp.      MERQ    45.60    15.74    51.92    0.78      0.94       1.17      58.5     48.3       39.0       3.9
Citrix Systems, Inc.           CTXS    22.13     5.87    24.50    0.53      0.72       0.79      41.8     30.7       28.2       3.6
Intersil Corp.                 ISIL    23.80    11.25    29.91   -0.04      0.61       0.87        NM     39.0       27.4       3.3
Cognos, Inc.                   COGN    31.02    16.99    34.02    0.83      0.93       1.12      37.4     33.3       27.7       2.8
Chico's FAS, Inc.              CHS     30.64    15.25    33.57    0.80      1.01       1.27      38.3     30.3       24.2       2.6
Pier 1 Imports, Inc.           PIR     19.24    14.85    21.80    1.39      1.35       1.57      13.8     14.2       12.3       1.7


Note: All earnings per share numbers are fully diluted. Such numbers are from continuing operations and are adjusted for non-recurring items.
NM=Not Meaningful.
All estimates of future earnings per share shown in this table are prepared by Lincoln Equity Management, LLC and represent consensus earnings per share expectations. P/E ratios are based on earnings stated and 9/30/03 stock price.

SEPTEMBER 30, 2003

ARIEL PREMIER BOND FUND


MANAGEMENT DISCUSSION


Q:   HOW DID ARIEL PREMIER BOND FUND PERFORM AGAINST ITS BENCHMARK?

A: For the third quarter ended September 30, 2003, Ariel Premier Bond Fund, Institutional Class slipped -0.08% and the Investor Class lost -0.18%. The results of both Funds were in line with the Lehman Brothers Aggregate Bond Index, which dropped -0.15% over the quarter.

     For the one-year period ended September 30, 2003, Ariel Premier Bond Fund, Institutional Class gained +5.43% and the Investor Class rose +5.01%. Again, both Funds performed similarly to the Lehman Brothers Aggregate Bond Index, which earned +5.41%.

Q:   WHAT DROVE ARIEL PREMIER BOND FUND'S PERFORMANCE?

A: For the quarter ended September 30, 2003, Ariel Premier Bond Fund's mortgage strategy was the primary positive contributor to returns. Specifically, the Fund's underexposure to mortgage-backed securities benefited performance as mortgage prices declined in the rising interest rate environment.

     For the one-year ended September 30, 2003, Ariel Premier Bond Fund's mortgage and corporate strategies both contributed positively to returns. In addition, the Funds' duration strategy helped performance. However, these gains were offset by the performance of one asset-backed security, which suffered a significant price decline.

                                  INSTITUTIONAL CLASS INCEPTION: OCTOBER 1, 1995
                                      INVESTOR CLASS INCEPTION: FEBRUARY 1, 1997

ABOUT THE FUND

Ariel Premier Bond Fund seeks to maximize total return through a combination of income and capital appreciation by investing in high-quality fixed income securities. The Fund may invest in investment-grade bonds including U.S. Government (and government agency) securities, corporate bonds, mortgage-related securities and asset-backed securities. Under normal conditions, at least 80% of the Fund's assets will be invested in fixed income securities rated A or better by the recognized rating agencies. Ariel Premier Bond Fund will not invest in "junk bonds" or other low-rated securities.

Average Annual Total Returns as of Sept. 30, 2003 (assume reinvestment of dividends and capital gains)*


Portfolio Composition

[CHART]

                                         ARIEL PREMIER             LEHMAN BROTHERS
                                           BOND FUND            AGGREGATE BOND INDEX
Cash                                         26.1%                      0.0%
Mortgage-Backed                              24.1%                     34.6%
Government & Agency                          22.6%                     34.1%
Corporate                                    21.0%                     26.8%
Asset-Backed                                  3.6%                      1.8%
Commercial Mortgage-Backed                    2.6%                      2.7%

                                                     3RD QUARTER      YTD     1 YEAR    3 YEAR    5 YEAR    LIFE OF FUND
                                                     -------------------------------------------------------------------
Ariel Premier Bond Fund, Inst. Cl.                     -0.08%       +3.93%    +5.43%    +8.38%    +6.09%       +6.72%
Ariel Premier Bond Fund, Inv. Cl.                      -0.18%       +3.62%    +5.01%    +7.92%    +5.65%       +6.58%
Lehman Bros. Aggregate Bond Index, Inst. Cl.           -0.15%       +3.78%    +5.41%    +8.94%    +6.63%       +7.39%
Lehman Bros. Aggregate Bond Index, Inv. Cl.            -0.15%       +3.78%    +5.41%    +8.94%    +6.63%       +7.63%

Comparison of change in value of $1,000,000 invested in Ariel Premier Bond Fund, Institutional Class and comparable indices*

[CHART]

                                ARIEL PREMIER              LEHMAN BROS.
                                 BOND FUND,               AGGREGATE BOND
                                INSTIT. CLASS                 INDEX
12/31/95                        1,035,122.00               1,042,614.43
12/31/96                        1,067,708.51               1,080,487.86
12/31/97                        1,165,544.09               1,184,789.41
12/31/98                        1,254,703.31               1,287,698.59
12/31/99                        1,247,568.51               1,277,108.38
12/31/00                        1,373,199.21               1,425,579.51
12/31/01                        1,476.637.68               1,545,953.84
12/31/02                        1,618,726.12               1,704,495.68
09/30/03                        1,682.330.30               1,768,854.07

Comparison of change in value of $10,000 invested in Ariel Premier Bond Fund, Investor Class and comparable indices*

[CHART]

                               ARIEL PREMIER              LEHMAN BROS.
                                BOND FUND,               AGGREGATE BOND
                               INV. CLASS                    INDEX
12/31/97                        10,838.12                  10,931.92
12/31/98                        11,621.39                  11,881.65
12/31/99                        11,508.60                  11,783.93
12/31/00                        12,630.62                  13,153.88
12/31/01                        13,515.65                  14,264.58
12/31/02                        14,757.76                  15,727.45
09/30/03                        15,292.32                  16,321.29

*Statistics represent past performance which is not indicative of future results. The graph and performance table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Lehman Brothers Aggregate Bond Index is composed of securities from Lehman Brothers Government/Corporate Bond Index, Mortgage-Backed Securities Index, and the Asset-Backed Securities Index. Total return comprises price appreciation/depreciation and income as a percentage of the original investment. An investor cannot invest directly in an index.

SEPTEMBER 30, 2003

ARIEL PREMIER BOND FUND SCHEDULE OF INVESTMENTS

        PAR VALUE     ASSET-BACKED SECURITIES--3.58%                                               COST     MARKET VALUE
------------------------------------------------------------------------------------------------------------------------
      $ 1,250,000     Bank One Issuance Trust, 2003-C3 C3, 4.77%, 2/16/2016                 $ 1,249,776     $  1,182,767
           90,000     Chase Funding Net Interest Margin, 2003-5A, 5.75%, 11/27/2034+             89,892           89,892
          127,702     Chase Manhattan Auto Owner Trust, 2001-B A3, 3.09%, 11/15/2005            127,680          128,437
          845,000     Chevy Chase Auto Receivables Trust, 2001-2 A4, 4.44%, 4/16/2007           844,922          870,998
          930,000     Citibank Credit Card Issuance Trust, 2002-C2 C2, 6.95%, 2/18/2014         927,885        1,025,652
        1,565,000     Citibank Credit Card Issuance Trust, 2003-C4 C4, 5.00%, 6/10/2015       1,563,449        1,498,973
          510,000     Equifirst Mortgage Loan Trust, 2003-2 3A3, 2.47%, 6/25/2033*              510,000          512,871
          700,000     Household Automotive Trust, 2003-1 A3, 1.73%, 12/17/2007*                 699,990          699,063
           60,000     National City Auto Receivables Trust, 2002-A A4, 4.83%, 8/15/2009          59,992           63,026
        1,250,000     Permanent Financing plc, 1 2A, 4.20%, 6/10/2007                         1,249,801        1,302,900
          106,429     Railcar Trust, 1992-1 A, 7.75%, 6/1/2004                                  106,973          109,389
          180,000     Saxon Net Interest Margin Trust, 2003-A A, 6.656%, 8/26/2033+             180,000          180,000
          450,000     Union Acceptance Corp., 2000-D A4, 6.89%, 4/9/2007                        449,985          467,877
          505,000     Whole Auto Loan Trust, 2002-1 A3, 2.60%, 8/15/2006                        504,986          512,482
                                                                                            ----------------------------
                      Total Asset-Backed Securities                                           8,565,331        8,644,327
                                                                                            ----------------------------

        PAR VALUE     COMMERCIAL MORTGAGE-BACKED SECURITIES--2.64%                                 COST     MARKET VALUE
------------------------------------------------------------------------------------------------------------------------
          178,165     Banc One/FCCC Commercial Mortgage Loan,
                        2000-C1A A1, 6.664%, 10/18/2031+                                        178,168          179,624
          694,157     Chase Commercial Mortgage Securities Corp.,
                        2000-3 A1, 7.093%, 10/15/2032                                           725,735          774,192
        1,330,000     Chase Commercial Mortgage Securities Corp.,
                        2000-3 A2, 7.319%, 10/15/2032                                         1,333,054        1,565,943
          860,000     J.P. Morgan Commercial Mortgage Finance Corp.,
                        1997-C5 A3, 7.088%, 9/15/2029                                           916,125          974,770
        2,485,000     Prudential Securities Secured Financing,
                       1999-C2 A2, 7.193%, 6/16/2031                                          2,732,534        2,890,870
                                                                                            ----------------------------
                      Total Commercial Mortgage-Backed Securities                             5,885,616        6,385,399
                                                                                            ----------------------------

                                                              SEPTEMBER 30, 2003

        PAR VALUE     CORPORATE DEBT--21.04%                                                       COST     MARKET VALUE
------------------------------------------------------------------------------------------------------------------------
      $   425,000     Alcoa, Inc., 7.375%, 8/1/2010                                         $   477,592     $    504,784
          700,000     AOL Time Warner, Inc., 7.625%, 4/15/2031                                  595,492          795,673
          290,000     AT&T Wireless Services, Inc., 7.35%, 3/1/2006                             289,940          321,990
          535,000     AT&T Wireless Services, Inc., 7.875%, 3/1/2011                            607,335          622,767
          525,000     AT&T Wireless Services, Inc., 8.75%, 3/1/2031                             649,395          649,340
          700,000     AXA Financial, Inc., 8.60%, 12/15/2030                                    768,407          877,103
        1,245,000     Bank of America Corp., 4.75%, 8/15/2013                                 1,227,708        1,242,922
          450,000     Bank One Corp., 5.25%, 1/30/2013                                          445,396          469,504
          520,000     BellSouth Capital Funding, 7.875%, 2/15/2030                              624,281          650,934
          605,000     Berkshire Hathaway, Inc., 4.625%, 10/15/2013+                             602,017          609,701
          245,000     Boeing Co., 6.125%, 2/15/2033                                             248,934          241,855
          360,000     Boeing Co., 6.875%, 10/15/2043                                            323,547          379,688
          390,000     British Telecom plc, 8.125%, 12/15/2010                                   471,554          479,865
          465,000     Burlington Resources, Inc., 6.68%, 2/15/2011                              465,000          529,626
          345,000     Cadbury Schweppes, 3.875%, 10/1/2008                                      343,990          348,807
          425,000     Campbell Soup Co., 6.75%, 2/15/2011                                       443,373          491,988
          730,000     Citigroup, Inc., 7.25%, 10/1/2010                                         857,550          864,670
          585,000     Comcast Cable Communications, 7.125%, 6/15/2013                           645,131          673,250
          895,000     Comcast Cable Communications, 9.455%, 11/15/2022                        1,256,278        1,237,791
          500,000     Comcast Corp., 5.85%, 1/15/2010                                           499,369          540,696
          530,000     Conoco, Inc., 6.95%, 4/15/2029                                            566,366          610,662
          460,000     Corp. Andina De Fomento, 7.375%, 1/18/2011                                458,647          523,313
          985,000     Countrywide Home Loan, 3.25%, 5/21/2008                                   984,201          969,495
          345,000     DaimlerChrysler NA Holding, 6.40%, 5/15/2006                              343,199          374,190
          440,000     Deutsche Telekom, 8.25%, 6/15/2030                                        476,582          558,141
           30,000     Devon Financing Corp., 7.875%, 9/30/2031                                   29,935           36,730
          700,000     Dow Chemical Co., 7.375%, 11/1/2029                                       750,631          778,301
          395,000     Duke Energy Field Services, 7.875%, 8/16/2010                             461,015          471,965
          550,000     EOP Operating LP, 6.80%, 1/15/2009                                        598,924          625,371
          280,000     FedEx Corp., 6.625%, 2/12/2004                                            279,958          285,080
          290,000     Ford Motor Credit Co., 5.625%, 10/1/2008                                  288,922          293,322
        1,510,000     Ford Motor Credit Co., 7.375%, 10/28/2009                               1,574,277        1,609,514
          500,000     France Telecom, 7.75%, 3/1/2011                                           614,017          610,759
        1,355,000     General Electric Co., 5.00%, 2/1/2013                                   1,387,683        1,389,040
          250,000     General Electric Capital Corp., 6.00%, 6/15/2012                          248,310          273,979
          750,000     General Electric Capital Corp., 6.75%, 3/15/2032                          768,415          846,383
          640,000     General Motors, 8.375%, 7/15/2033                                         631,204          669,183
        1,100,000     General Motors Acceptance Corp., 6.75%, 1/15/2006                       1,148,307        1,176,467
          420,000     General Motors Acceptance Corp., 7.25%, 3/2/2011                          418,883          444,823
          330,000     General Motors Acceptance Corp., 8.00%, 11/1/2031                         340,381          338,969
          640,000     Goldman Sachs Group, Inc., 5.70%, 9/1/2012                                657,081          684,614
          310,000     Goldman Sachs Group, Inc., 4.75%, 7/15/2013                               309,616          306,796
          445,000     Household Finance Corp., 5.75%, 1/30/2007                                 445,856          485,779
          275,000     Household Finance Corp., 7.00%, 5/15/2012                                 276,352          317,295
        1,050,000     Illinois State Taxable-Pension, 5.10%, 6/1/2033                         1,050,000          971,576
        1,240,000     International Lease Finance Corp., 5.875%, 5/1/2013                     1,298,020        1,309,791
          460,000     J.P. Morgan Chase & Co., 5.75%, 1/2/2013                                  469,207          491,303
          395,000     Kerr-McGee Corp., 7.875%, 9/15/2031                                       464,826          463,980
          525,000     Kraft Foods, Inc., 4.00%, 10/1/2008                                       522,760          529,936

        PAR VALUE     CORPORATE DEBT--21.04% (CONT'D)                                              COST     MARKET VALUE
------------------------------------------------------------------------------------------------------------------------
      $ 2,660,000     Liberty Media Corp., 3.50%, 9/25/2006                                 $ 2,645,463     $ 2,651,344
          125,000     Masco Corp., 6.75%, 3/15/2006                                             124,866         138,261
          495,000     Morgan Stanley, 5.30%, 3/1/2013                                           503,303         511,518
          600,000     News America, Inc., 7.625%, 11/30/2028                                    549,064         700,600
          900,000     Ohio Power Co., 4.85%, 1/15/2014                                          899,274         887,962
          100,000     PSEG Power, 7.75%, 4/15/2011                                              112,590         117,840
          670,000     PSEG Power, 6.95%, 6/1/2012                                               719,595         756,350
          350,000     Raytheon Co., 5.375%, 4/1/2013                                            347,151         360,625
          555,000     Regions Financial Corp., 7.00%, 3/1/2011                                  553,102         649,624
          395,000     Republic of Chile, 5.50%, 1/15/2013                                       391,605         410,800
          600,000     Simon Property Group LP, 4.875%, 3/18/2010                                598,258         618,949
          415,000     SLM Corp., 5.125%, 8/27/2012                                              412,368         427,550
          350,000     Sprint Capital Corp., 7.125%, 1/30/2006                                   368,014         384,332
          535,000     Sprint Capital Corp., 8.75%, 3/15/2032                                    595,031         635,705
          700,000     Target Corp., 5.50%, 4/1/2007                                             697,975         767,834
          315,000     Telefonica Europe BV, 7.75%, 9/15/2010                                    315,199         378,633
          485,000     UFJ Finance Aruba A.E.C., 6.75%, 7/15/2013                                482,789         508,115
        1,720,000     United Mexican States, 8.375%, 1/14/2011                                1,793,940       2,046,800
          630,000     U.S. Bancorp, 3.125%, 3/15/2008                                           628,905         628,988
          220,000     Verizon Global Funding Corp., 7.375%, 9/1/2012                            219,006         259,444
        1,190,000     Verizon Global Funding Corp., 7.75%, 12/1/2030                          1,539,155       1,429,435
          600,000     Viacom, Inc., 7.75%, 6/1/2005                                             647,432         658,666
        1,135,000     Wachovia Corp., 7.55%, 8/18/2005                                        1,159,939       1,256,330
          540,000     Washington Mutual, Inc., 6.875%, 5/15/2011                                537,364         619,505
          720,000     Weyerhaeuser Co., 6.125%, 3/15/2007                                       735,395         790,325
          700,000     Wyeth, 6.25%, 3/15/2006                                                   699,951         767,833
          435,000     Zurich Capital Trust I, 8.376%, 6/1/2037+                                 463,347         498,364
                                                                                            ----------------------------
                      Total Corporate Debt                                                   48,445,945       50,841,443
                                                                                            ----------------------------
        PAR VALUE     MORTGAGE-BACKED SECURIITES--24.06%                                           COST     MARKET VALUE
------------------------------------------------------------------------------------------------------------------------
          643,670     Fannie Mae, 6.00%, 11/1/2015                                              667,619          673,054
       48,760,000     Fannie Mae, 5.50%, 10/1/20333                                          48,173,844       49,735,200
          308,468     Freddie Mac, 5.00%, 9/15/2007                                             315,288          316,970
          423,530     Freddie Mac, Gold, 6.50%, 11/1/2025                                       401,899          443,780
        7,210,000     Ginnie Mae, 4.50%, 10/15/20333                                          6,766,134        6,980,181
                                                                                            ----------------------------
                      Total Mortgage-Backed Securities                                       56,324,784       58,149,185
                                                                                            ----------------------------

        PAR VALUE     U.S. GOVERNMENT & AGENCY--22.60%                                             COST     MARKET VALUE
------------------------------------------------------------------------------------------------------------------------
                      U.S. Treasuries--14.39%
      $ 3,755,000     U.S. Treasury Bond,  7.25%, 5/15/2016                                 $ 4,963,549     $  4,801,120
          160,000     U.S. Treasury Bond,  9.00%, 11/15/2018                                    205,968          236,881
          440,000     U.S. Treasury Bond,  8.125%, 8/15/2019                                    590,305          609,813
          210,000     U.S. Treasury Bond,  8.125%, 8/15/2021                                    262,313          294,057
          585,000     U.S. Treasury Bond, 6.875%, 8/15/2025                                     717,041          734,906
          175,000     U.S. Treasury Bond,  6.00%, 2/15/2026                                     196,447          199,480
           40,000     U.S. Treasury Bond,  6.375%, 8/15/2027                                     50,168           47,733
        4,650,000     U.S. Treasury Bond,  5.50%, 8/15/2028                                   5,101,337        4,980,950
          125,000     U.S. Treasury Bond,  5.25%, 11/15/2028                                    115,525          129,502
          255,000     U.S. Treasury Bond, 6.125%, 8/15/2029                                     279,936          296,866
        2,540,000     U.S. Treasury Bond,  6.25%, 5/15/2030                                   3,054,686        3,013,969
          550,000     U.S. Treasury Bond,  5.375%, 2/15/2031                                    544,612          590,219
           60,000     U.S. Treasury Note, 7.875%, 11/15/2004                                     63,335           64,512
          520,000     U.S. Treasury Note, 4.75%, 11/15/2008                                     557,842          566,414
        1,040,000     U.S. Treasury Note, 6.50%, 2/15/2010                                    1,158,346        1,234,147
        4,830,000     U.S. Treasury Note, 5.75%, 8/15/2010                                    5,386,716        5,529,785
        3,390,000     U.S. Treasury Note, 5.00%, 2/15/2011                                    3,685,926        3,717,345
          690,000     U.S. Treasury Note, 5.00%, 8/15/2011                                      743,441          754,741
          660,000     U.S. Treasury Strip, 0.00%, 8/15/2014                                     413,409          405,111
        5,015,000     U.S. Treasury Strip, 0.00%, 5/15/2018                                   2,277,913        2,422,029
        6,350,000     U.S. Treasury Strip, 0.00%, 11/15/2021                                  2,107,081        2,452,116
        4,720,000     U.S. Treasury Strip, 0.00%, 2/15/2023                                   1,595,313        1,690,865
                                                                                            ----------------------------
                                                                                             34,071,209       34,772,561
                                                                                            ----------------------------
                      U.S. Agency Issues--8.21%
        6,275,000     Fannie Mae, Benchmark Note, 2.75%, 11/14/2005                           6,274,870        6,283,785
        7,475,000     Fannie Mae, Benchmark Note, 6.625%, 9/15/2009                           8,471,960        8,705,736
        4,730,000     Freddie Mac, 6.00%, 5/25/2012                                           4,716,625        4,843,998
                                                                                            ----------------------------
                                                                                             19,463,455       19,833,519
                                                                                            ----------------------------

                      Total U.S. Government & Agency                                         53,534,664       54,606,080
                                                                                            ----------------------------

        PAR VALUE     ASSET-BACKED FLOATERS**--19.89%                                              COST     MARKET VALUE
------------------------------------------------------------------------------------------------------------------------
      $ 1,803,000     Access Group, Inc., 2002-1 A1, 1.21%, 6/25/2009*                      $ 1,803,535     $  1,803,845
        1,970,000     American Express Credit Account Master Trust,
                        2001-1 A, 1.26%, 9/15/2008*                                           1,974,783        1,975,156
          220,000     Bishop's Gate Residential Mortgage Trust,
                        2001-1A A2, 1.37%, 3/20/2004+*                                          220,000          218,849
        2,350,000     Capital Auto Receivables Asset Trust,
                        2003-3 A1B, 1.17%, 1/16/2006*                                         2,350,000        2,349,436
        2,255,000     Capital One Prime Auto Receivables Trust,
                        2003-2 A3, 2.09%, 9/17/2007*                                          2,255,000        2,251,820
          332,908     Centex Home Equity, 2003-A AV1, 1.40%, 3/25/2033*                         332,908          333,064
          695,795     Chase Funding Mortgage Loan, 2002-2 2A1, 1.37%, 5/25/2032*                696,227          695,120
          290,000     Chesapeake Funding LLC, 2002-1 A1, 1.32%, 6/7/2007*                       290,000          290,066
        1,455,000     Chesapeake Funding LLC, 2003-1 A1, 1.37%, 8/7/2008*                     1,455,000        1,458,987
            5,939     CNH Equipment Trust, 2001-A A3, 1.29%, 11/15/2005*                          5,939            5,939
        1,125,000     CNH Wholesale Master Note Trust, 2003-1 A, 1.32%, 8/15/2008*            1,125,000        1,125,000
          653,209     Countrywide Home Loans, 2003-42 2A1, 1.24%, 10/25/2033*                   653,209          653,007
        1,785,000     DaimlerChrysler Master Owner Trust, 2002-A A, 1.18%, 5/15/2007*         1,785,808        1,785,291
        1,045,000     Discover Card Master Trust I, 2002-1 A, 1.19%, 7/15/2007*               1,045,815        1,045,000
        1,000,000     Discover Card Master Trust I, 2000-5 A, 1.30%, 11/15/2007*              1,003,045        1,002,123
          419,731     Fannie Mae Grantor Trust, 2002-T5 A1, 1.24%, 5/25/2032*                   419,731          420,368
        1,139,415     Fannie Mae Whole Loan, 2003-W5 A, 1.23%, 4/25/2033*                     1,139,415        1,138,673
          282,622     Fannie Mae Whole Loan, 2003-W13 AF1, 1.19%, 10/25/2033*                   282,622          282,645
          631,021     Fannie Mae Whole Loan, 2003-W13 AV1, 1.26%, 10/25/2033*                   631,021          631,020
          360,000     Fannie Mae Whole Loan, 2003-W13 AV2, 1.40%, 10/25/2033*                   360,000          360,697
          500,000     First National Master Note Trust, 2003-1 A, 1.22%, 8/15/2008*             500,000          500,859
          730,000     Fleet Credit Card Master Trust II, 2002-A A, 1.17%, 10/15/2007*           729,859          730,000
          650,000     Ford Credit Auto Owner Trust, 2001-A A5, 1.24%, 4/15/2005*                650,000          649,975
        2,505,000     Ford Credit Floorplan Master Owner Trust,
                        2001-1 A, 1.21%, 7/17/2006*                                           2,506,801        2,506,600
          627,455     GMAC Mortgage Corp. Loan Trust,
                        2003-HE2 A1, 1.22%, 12/25/2015*                                         627,358          627,144
          570,000     GMAC Mortgage Corp. Loan Trust,
                        2003-HE1 A1, 1.21%, 4/25/2033*                                          570,000          570,108
          365,000     GMAC Mortgage Corp. Loan Trust,
                        2003-AR1 A1, 1.28%, 10/19/2033*                                         365,000          365,000
          168,309     GSRPM Mortgage Loan Trust, 2003-1 A1, 1.37%, 1/25/2032*                   168,309          168,397
        3,625,000     Household Affinity Credit Card Master Note Trust,
                        2003-3 A, 1.18%, 8/15/2008*                                           3,625,000        3,623,296
          454,966     Long Beach Asset Holdings Corp., 2003-1 N, 1.50%, 2/25/2008+*             454,966          454,966
          114,346     Long Beach Mortgage Loan Trust, 2003-4 AV2, 1.19%, 8/25/2033*             114,346          114,329
          390,000     MBNA Master Credit Card Trust, 1997-K A, 1.24%, 4/15/2008*                390,444          390,748
          324,565     Merit Securities Corp., 11PA 2A3, 1.57%, 9/28/2025+*                      325,000          325,482
          368,850     Merrill Lynch Mortgage Investors, Inc.,
                      2003-WMC1 A2, 1.48%, 11/25/2033*                                          368,850          368,850
          355,000     Morgan Stanley ABS Captial I, n.a., 9/26/2033*                            355,000          355,000
          520,000     Mound Financing plc, 2A A2, 1.34%, 11/8/2007+*                            520,848          520,530
        1,000,000     Nelnet Student Loan Trust, 2003-2 A2, 1.13933%, 10/25/2013*             1,000,000        1,001,250
          635,000     NPF XII, Inc., 2002-1A A, 2.39%, 5/2/2005+*                               634,625           47,625
          616,814     Option One Mortgage Loan Trust, 2001-4 A, 1.42%, 1/25/2032*               617,574          616,850
          486,019     Option One Mortgage Loan Trust, 2002-2 A, 1.39%, 6/25/2032*               486,322          485,711
          630,816     Option One Mortgage Loan Trust, 2003-1 A2, 1.54%, 2/25/2033*              630,816          632,330

        PAR VALUE     ASSET-BACKED FLOATERS**--19.89% (CONT'D)                                     COST     MARKET VALUE
------------------------------------------------------------------------------------------------------------------------
      $   377,489     Residential Asset Mortgage Products, Inc.,
                        2003-RS4 AI1, 1.21%, 11/25/2020*                                    $   377,489     $    377,271
          252,929     Residential Asset Mortgage Products, Inc.,
                        2002-RS5 AII, 1.49%, 9/25/2032*                                         252,929          253,322
          448,999     Residential Asset Mortgage Products, Inc.,
                        2003-RS1 AII, 1.51%, 2/25/2033*                                         448,999          449,339
          436,259     Residential Asset Mortgage Products, Inc.,
                        2003-RS2 AII, 1.46%, 3/25/2033*                                         436,259          436,007
          549,510     Residential Asset Mortgage Products, Inc.,
                        2003-RS4 AIIB, 1.45%, 5/25/2033*                                        549,510          549,039
           10,297     Residential Asset Securities Corp., 2002-KS2, AI1, 1.26%,
                        10/25/2017*                                                              10,297           10,297
          606,581     Residential Asset Securities Corp., 2003-KS2 AI1, 1.22%,
                        8/25/2019*                                                              606,581          606,335
          309,830     Residential Asset Securities Corp., 2003-KS1 A2, 1.49%,
                        1/25/2033*                                                              309,830          309,989
          617,012     Residential Funding Mortgage Securities,
                        2003-HI1 A1, 1.22%, 4/25/2010*                                          617,012          616,876
          134,556     Residential Funding Mortgage Securities,
                        2002-HI4 A1, 1.25%, 7/25/2010*                                          134,556          134,566
          221,411     Saxon Asset Securities Trust, 2001-3 AV2, 1.40%, 8/25/2031*               221,513          221,411
          117,752     Saxon Asset Securities Trust, 2001-1 AV1, 1.35%, 3/25/2032*               117,784          117,636
          596,032     Saxon Asset Securities Trust, 2003-1 AV1, 1.43%, 6/25/2033*               596,032          596,047
          720,000     SLM Student Loan Trust, 2003-3 A2, 1.16%, 6/15/2010*                      720,000          720,648
        2,105,000     SLM Student Loan Trust, 2003-8 A2, 1.18%, 6/15/2011*                    2,104,448        2,104,909
          845,000     SLM Student Loan Trust, 2003-7 A2, 1.17%, 9/16/2013*                      845,000          844,578
          319,272     Specialty Underwriting & Residential Financing,
                        2003-BC1 A, 1.46%, 1/25/2034*                                           319,272          318,974
          446,915     Structured Asset Securities Corp., 2003-BC1 A, 1.62%,
                        5/25/2032*                                                              446,915          448,163
          415,000     Triad Auto Receivables Owner Trust, 2003-A A3, 1.31%,
                        7/12/2007*                                                              415,000          414,870
        2,635,000     Wachovia Credit Card Master Trust, 2000-1 A, 1.27%,
                        12/17/2007*                                                           2,641,753        2,640,207
        1,005,000     William Street Funding Corp., 2003-1 A, 1.41%, 4/23/2006+*              1,006,647        1,006,248
                                                                                            ----------------------------

                      Total Asset-Backed Floaters                                            48,648,002       48,057,888
                                                                                            ----------------------------

 PRINCIPAL AMOUNT     REPURCHASE AGREEMENTS--28.54%                                                COST     MARKET VALUE
------------------------------------------------------------------------------------------------------------------------
       18,951,259     State Street Bank & Trust Co. Repurchase Agreement,
                        0.40%, dated 9/30/2003, repurchase price $18,951,470,
                        maturing 10/1/2003 (collateralized by U.S. Treasury Bond,
                        0.00%, 3/11/2004)                                                    18,951,259       18,951,259
       50,000,000     State Street Bank & Trust Co. Repurchase Agreement,
                        0.40%, dated 9/30/2003, repurchase price $50,000,556,
                        maturing 10/1/2003 (collateralized by U.S. Treasury Bond,
                        0.00%, 3/25/2004)                                                    50,000,000       50,000,000
                                                                                          ------------------------------
                      Total Repurchase Agreements                                            68,951,259       68,951,259
                                                                                          ------------------------------
                      Total Investments-122.35%                                           $ 290,355,601      295,635,581
                                                                                          =============
                      Liabilities less Other Assets-(22.35)%                                                 (54,001,764)
                                                                                                           -------------
                      NET ASSETS-100.00%                                                                   $ 241,633,817
                                                                                                           =============

----------
 + Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutional buyers.

 - When-issued security.

 * Security pledged as collateral for when-issued purchase commitment outstanding as of September 30, 2003.

** Floating rate securities are securities whose yields vary with a designated market index or market rate. These securities are shown at their current rates as of September 30, 2003.

   The accompanying notes are an integral part of the financial statements.

STATEMENT OF ASSETS & LIABILITIES                             SEPTEMBER 30, 2003

                                                                             ARIEL              ARIEL            ARIEL
                                                           ARIEL          APPRECIATION      PREMIER GROWTH    PREMIER BOND
                                                           FUND               FUND               FUND             FUND
                                                      ---------------------------------------------------------------------
Assets:
Investments in securities, at value
  (cost $1,566,506,260, $1,740,173,204,
  $15,694,913, and $221,404,342, respectively)        $ 1,807,660,080    $ 2,008,738,214    $   16,791,406    $ 226,684,322
Repurchase agreements, at value
  (cost $191,399,485, $60,598,869,
  $194,822, and $68,951,259, respectively)                191,399,485         60,598,869           194,822       68,951,259
Cash                                                               --                 --                --        1,126,182
Receivable for fund shares issued                          32,933,259          9,342,830            50,444          590,371
Receivable for securities sold                                     --                 --            64,244        1,200,916
Dividends and interest receivable                             968,952          1,816,887             7,479        1,305,576
Prepaid and other assets                                      104,436             98,030            10,747               --
                                                      ---------------------------------------------------------------------
    Total assets                                        2,033,066,212      2,080,594,830        17,119,142      299,858,626
                                                      ---------------------------------------------------------------------

Liabilities:
Payable for securities purchased                           18,362,821         10,833,433            56,385       57,570,347
Payable for shares redeemed                                 4,377,896          2,190,617            56,555           86,309
Accrued management fee                                        972,169          1,169,998             8,488           91,140
Accrued distribution fee                                      415,432            427,885             2,652            5,305
Shareholder distribution payable                                   --                 --                --          471,708
Payable to Adviser                                             85,000            174,000           110,167               --
Payable to custodian                                           35,408                 --                --               --
Other liabilities                                             949,926            915,678            82,115               --
                                                      ---------------------------------------------------------------------
  Total liabilities                                        25,198,652         15,711,611           316,362       58,224,809
                                                      ---------------------------------------------------------------------
Net Assets                                            $ 2,007,867,560    $ 2,064,883,219    $   16,802,780    $ 241,633,817
                                                      =====================================================================

Net Assets Consist Of:
Paid-in-capital                                       $ 1,771,818,298    $ 1,840,439,070    $   18,812,793    $ 229,024,992
Undistributed net investment income                                --                 --                --           41,792
Accumulated net realized gain (loss) on investment
  transactions                                             (5,104,558)       (44,120,861)       (3,106,506)       7,287,053
Net unrealized appreciation on investments                241,153,820        268,565,010         1,096,493        5,279,980
                                                      ---------------------------------------------------------------------
  Total net assets                                    $ 2,007,867,560    $ 2,064,883,219    $   16,802,780    $ 241,633,817
                                                      =====================================================================

Shares outstanding (no par value)                          49,170,153         52,952,545
Institutional Class                                                                                500,108       19,944,845
Investor Class                                                                                   1,522,500        2,419,474
Net asset value, offering and redemption price per
  share                                               $         40.84    $         38.99
Institutional Class                                                                         $         8.36    $       10.81
Investor Class                                                                              $         8.29    $       10.80

The accompanying notes are an integral part of the financial statements.

STATEMENT OF OPERATIONS                            YEAR ENDED SEPTEMBER 30, 2003

                                                                              ARIEL              ARIEL            ARIEL
                                                           ARIEL          APPRECIATION      PREMIER GROWTH    PREMIER BOND
                                                           FUND               FUND               FUND             FUND
                                                      ---------------------------------------------------------------------
Investment Income:
Dividends                                             $    14,638,073    $    18,028,999    $     116,508 (a) $          --
Interest                                                      484,134            264,427             1,696        8,195,310
                                                      ---------------------------------------------------------------------
  Total investment income                                  15,122,207         18,293,426           118,204        8,195,310
                                                      ---------------------------------------------------------------------

Expenses:
Management fees                                             8,648,624         11,136,226            86,224        1,095,172
Distribution fees                                           3,590,284          3,994,702            26,166           64,569
Transfer agent fees and expenses                            2,440,282          2,718,726           126,592               --
Printing and postage expense                                  652,436            827,904            71,887               --
Federal and state registration fees                           267,592            224,458            25,374               --
Trustees' fees and expenses                                    70,683             73,399            73,515               --
Custody fees and expenses                                      60,157             64,189             8,620               --
Professional fees                                              49,288             49,286            54,218               --
Miscellaneous expenses                                         66,862             97,291             6,488               --
                                                      ---------------------------------------------------------------------
Total expenses before reimbursements                       15,846,208         19,186,181           479,084        1,159,741
Expense reimbursements                                             --                 --          (333,433)              --
                                                      ---------------------------------------------------------------------
  Net expenses                                             15,846,208         19,186,181           145,651        1,159,741
                                                      ---------------------------------------------------------------------
Net investment income (loss)                                 (724,001)          (892,755)          (27,447)       7,035,569
                                                      ---------------------------------------------------------------------
Realized and unrealized gain (loss):

Net realized gain (loss) on investments                       (72,859)       (41,765,482)       (1,094,159)       7,676,480
Change in net unrealized appreciation/
  depreciation on investments                             266,226,820        390,151,576         3,660,747       (2,380,420)
                                                      ---------------------------------------------------------------------
Net gain on investments                                   266,153,961        348,386,094         2,566,588        5,296,060
                                                      ---------------------------------------------------------------------
Net increase in net assets
  resulting from operations                           $   265,429,960    $   347,493,339    $    2,539,141    $  12,331,629
                                                      =====================================================================

(a) Net of $91 in foreign withholding taxes.

    The accompanying notes are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

                                                                      ARIEL FUND                  ARIEL APPRECIATION FUND
                                                         ---------------------------------   ---------------------------------
                                                              YEAR ENDED SEPTEMBER 30,           YEAR ENDED SEPTEMBER 30,
                                                               2003              2002            2003              2002
                                                         ---------------------------------------------------------------------
Operations:
Net investment loss                                      $      (724,001)  $      (996,653)  $      (892,755)  $      (692,395)
Net realized gain (loss) on investments                          (72,859)       13,840,850       (41,765,482)        6,158,291
Change in net unrealized appreciation/
  depreciation on investments                                266,226,820       (58,765,342)      390,151,576      (165,042,456)
                                                         ---------------------------------------------------------------------
Net increase (decrease) in net assets
  from operations                                            265,429,960       (45,921,145)      347,493,339      (159,576,560)
                                                         ---------------------------------------------------------------------

Distributions to shareholders:
Net investment income                                                 --        (1,665,537)               --        (1,281,796)
Capital gains                                                (17,273,165)       (8,047,968)       (5,480,997)      (13,957,536)
                                                         ---------------------------------------------------------------------
Total distributions                                          (17,273,165)       (9,713,505)       (5,480,997)      (15,239,332)
                                                         ---------------------------------------------------------------------

Share transactions:
Shares sold                                                1,109,487,439     1,250,109,663       975,515,465     1,386,377,680
Shares issued to holders in reinvestment of dividends         15,987,177         8,939,265         5,188,858        14,532,705
Shares redeemed                                             (506,264,601)     (472,412,381)     (532,376,572)     (515,839,618)
                                                         ---------------------------------------------------------------------
Net increase from share transactions                         619,210,015       786,636,547       448,327,751       885,070,767
                                                         ---------------------------------------------------------------------

Total increase in net assets                                 867,366,810       731,001,897       790,340,093       710,254,875

Net assets:
Beginning of year                                          1,140,500,750       409,498,853     1,274,543,126       564,288,251
                                                         ---------------------------------------------------------------------
End of year (includes undistributed net investment
  income of $0, $0, $0 and $0, respectively)             $ 2,007,867,560   $ 1,140,500,750   $ 2,064,883,219   $ 1,274,543,126
                                                         =====================================================================

The accompanying notes are an integral part of the financial statements.

                                                       PERIOD ENDED SEPTEMBER 30

                                                                    ARIEL FUND                   ARIEL APPRECIATION FUND
                                                         ---------------------------------   ---------------------------------
                                                             YEAR ENDED SEPTEMBER 30,            YEAR ENDED SEPTEMBER 30,
                                                             2003              2002              2003              2002
                                                         ---------------------------------------------------------------------
Operations:
Net investment income (loss)                             $       (27,447)  $       (13,699)  $     7,035,569   $     8,180,424
Net realized gain (loss) on investments                       (1,094,159)       (2,012,347)        7,676,480         4,233,086
Change in net unrealized appreciation/
  depreciation on investments                                  3,660,747        (2,564,254)       (2,380,420)        3,190,321
                                                         ---------------------------------------------------------------------
Net increase (decrease) in net assets
  from operations                                              2,539,141        (4,590,300)       12,331,629        15,603,831
                                                         ---------------------------------------------------------------------

Distributions to shareholders:
Net investment income                                                 --                --        (7,033,718)       (8,182,823)
Capital gains                                                         --                --        (3,420,239)       (1,990,917)
                                                         ---------------------------------------------------------------------
Total distributions                                                   --                --       (10,453,957)      (10,173,740)
                                                         ---------------------------------------------------------------------

Share transactions:
Shares sold                                                    4,579,072        16,581,104        53,782,164        73,995,573
Shares issued to holders in reinvestment of dividends                100                --        10,414,677         9,418,480
Shares redeemed                                               (1,680,695)         (625,642)      (42,303,933)      (93,941,704)
                                                         ---------------------------------------------------------------------
Net increase (decrease) from share transactions                2,898,477        15,955,462        21,892,908       (10,527,651)
                                                         ---------------------------------------------------------------------

Total increase (decrease) in net assets                        5,437,618        11,365,162        23,770,580        (5,097,560)

Net assets:
Beginning of year                                             11,365,162                --       217,863,237       222,960,797
                                                         ---------------------------------------------------------------------
End of year (includes undistributed net investment
  income of $0, $0, $41,792 and $17,149, respectively)   $    16,802,780   $    11,365,162   $   241,633,817   $   217,863,237
                                                         =====================================================================

(a) Commencement of operations.

    The accompanying notes are an integral part of the financial statements.

FINANCIAL HIGHLIGHTS

                                   ARIEL FUND

                                                                           YEAR ENDED SEPTEMBER 30,
                                                 2003              2002              2001             2000             1999(a)
                                            -------------------------------------------------------------------------------------
Net asset value, beginning of year          $       35.18     $       33.58     $       35.66     $       37.99     $       36.49
Income from investment operations:
  Net investment income (loss)                      (0.02)            (0.05)             0.18              0.21              0.10
  Net realized and unrealized gains
    on investments                                   6.20              2.29              3.74              3.58              5.20
                                            -------------------------------------------------------------------------------------
Total from investment operations                     6.18              2.24              3.92              3.79              5.30
Distributions to shareholders:
  Dividends from net investment income                 --             (0.11)            (0.25)            (0.08)            (0.08)
  Distributions from capital gains                  (0.52)            (0.53)            (5.75)            (6.04)            (3.72)
                                            -------------------------------------------------------------------------------------
Total distributions                                 (0.52)            (0.64)            (6.00)            (6.12)            (3.80)
                                            -------------------------------------------------------------------------------------
Net asset value, end of year                $       40.84     $       35.18     $       33.58     $       35.66     $       37.99
                                            =====================================================================================
Total return                                        17.82%             6.62%            12.24%            13.63%            14.18%
Supplemental data and ratios:
  Net assets, end of year, in thousands     $   2,007,868     $   1,140,501     $     409,499     $     227,561     $     215,145
  Ratio of expenses to average net assets            1.10%             1.19%             1.19%             1.24%             1.25%
  Ratio of net investment income (loss)
    to average net assets                           (0.05)%           (0.12)%            0.59%             0.65%             0.27%
  Portfolio turnover rate                               4%                6%               24%               48%               38%

                             ARIEL APPRECIATION FUND

                                                                           YEAR ENDED SEPTEMBER 30,
                                                 2003              2002              2001              2000              1999
                                            -------------------------------------------------------------------------------------
Net asset value, beginning of year          $       31.49     $       32.40     $       33.68     $       33.84     $       31.80
Income from investment operations:
  Net investment income (loss)                      (0.02)            (0.02)             0.10              0.08              0.04
  Net realized and unrealized gains
    (losses) on investments                          7.64             (0.12)             2.69              2.95              5.50
                                            -------------------------------------------------------------------------------------
Total from investment operations                     7.62             (0.14)             2.79              3.03              5.54
Distributions to shareholders:
  Dividends from net investment income                 --             (0.06)            (0.12)            (0.04)            (0.04)
  Distributions from capital gains                  (0.12)            (0.71)            (3.95)            (3.15)            (3.46)
                                            -------------------------------------------------------------------------------------
Total distributions                                 (0.12)            (0.77)            (4.07)            (3.19)            (3.50)
                                            -------------------------------------------------------------------------------------
Net asset value, end of year                $       38.99     $       31.49     $       32.40     $       33.68     $       33.84
                                            =====================================================================================
Total return                                        24.29%            (0.73)%            8.83%            10.35%            16.99%
Supplemental data and ratios:
  Net assets, end of year, in thousands     $   2,064,883     $   1,274,543     $     564,288     $     307,117     $     352,841
  Ratio of expenses to average net assets            1.20%             1.26%             1.26%             1.31%             1.26%
  Ratio of net investment income (loss)
    to average net assets                           (0.06)%           (0.06)%            0.35%             0.25%             0.13%
  Portfolio turnover rate                              32%               13%               28%               31%               24%

(a) Prior to February 1, 1999, the Ariel Fund was known as the Ariel Growth
    Fund.

    The accompanying notes are an integral part of the financial statements.

                                                       PERIOD ENDED SEPTEMBER 30

                            ARIEL PREMIER GROWTH FUND

                                                                  YEAR ENDED          FEBRUARY 1, 2002(a) TO
                                                              SEPTEMBER 30, 2003        SEPTEMBER 30, 2002
                                                              ----------------------------------------------
Institutional Class

Net asset value, beginning of period                             $       6.92           $      10.00
Income from investment operations:
  Net investment income (loss)                                           0.01                  (0.01)
  Net realized and unrealized gains (losses) on investments              1.43                  (3.07)
                                                              ----------------------------------------------
Total from investment operations                                         1.44                  (3.08)
Distributions to shareholders:
  Dividends from net investment income                                     --                     --
  Distributions from capital gains                                         --                     --
                                                              ----------------------------------------------
Total distributions                                                        --                     --
                                                              ----------------------------------------------
Net asset value, end of period                                   $       8.36           $       6.92
                                                              ==============================================
Total return                                                            20.81%                (30.80)%(b)
Supplemental data and ratios:
  Net assets, end of period, in thousands                        $      4,181           $      3,463
  Ratio of expenses to average net assets                                0.65%(d)               0.65%(c)(e)
  Ratio of net investment income to average net assets                   0.17%(d)               0.13%(c)(e)
  Portfolio turnover rate                                                  88%                    59%(b)

Investor Class

Net asset value, beginning of period                             $       6.90           $      10.00
Income from investment operations:
  Net investment loss                                                   (0.02)                 (0.01)
  Net realized and unrealized gains (losses) on investments              1.41                  (3.09)
                                                              ----------------------------------------------
Total from investment operations                                         1.39                  (3.10)
Distributions to shareholders:
  Dividends from net investment income                                     --                     --
  Distributions from capital gains                                         --                     --
                                                              ----------------------------------------------
Total distributions                                                        --                     --
                                                              ----------------------------------------------
Net asset value, end of period                                   $       8.29           $       6.90
                                                              ==============================================
Total return                                                            20.14%                (31.00)%(b)
Supplemental data and ratios:
  Net assets, end of period, in thousands                        $     12,622           $      7,902
  Ratio of expenses to average net assets                                1.15%(f)               1.15%(c)(g)
  Ratio of net investment loss to average net assets                    (0.33)%(f)             (0.37)%(c)(g)
  Portfolio turnover rate                                                  88%                    59%(b)

(a) Commencement of operations.

(b) Not annualized.

(c) Annualized.

(d) Net of reimbursements. Without the fee waiver, the ratio of expenses to average net assets would have been 3.23% and the ratio of net investment loss to average net assets would have been (2.41)%.

(e) Net of reimbursements. Without the fee waiver, the ratio of expenses to average net assets would have been 3.55% and the ratio of net investment loss to average net assets would have been (2.75)%.

(f) Net of reimbursements. Without the fee waiver, the ratio of expenses to average net assets would have been 3.37% and the ratio of net investment loss to average net assets would have been (2.55)%.

(g) Net of reimbursements. Without the fee waiver, the ratio of expenses to average net assets would have been 3.47% and the ratio of net investment loss to average net assets would have been (2.69)%.

    The accompanying notes are an integral part of the financial statements.

                             ARIEL PREMIER BOND FUND

                                                                           YEAR ENDED SEPTEMBER 30,
                                                2003              2002              2001              2000              1999
                                            -------------------------------------------------------------------------------------
Institutional Class

Net asset value, beginning of year          $       10.73     $       10.45     $        9.87     $        9.91     $       10.63
Income from investment operations:
  Net investment income                              0.33              0.43              0.55              0.60              0.57
  Net realized and unrealized gains
    (losses) on investments                          0.24              0.38              0.58             (0.04)            (0.60)
                                            -------------------------------------------------------------------------------------
Total from investment operations                     0.57              0.81              1.13              0.56             (0.03)
Distributions to shareholders:
  Dividends from net investment income              (0.33)            (0.43)            (0.55)            (0.60)            (0.57)
  Distributions from capital gains                  (0.16)            (0.10)               --                --             (0.12)
                                            -------------------------------------------------------------------------------------
Total distributions                                 (0.49)            (0.53)            (0.55)            (0.60)            (0.69)
                                            -------------------------------------------------------------------------------------
Net asset value, end of year                $       10.81     $       10.73     $       10.45     $        9.87     $        9.91
                                            =====================================================================================
Total return                                         5.43%             8.08%            11.71%             5.85%            (0.25)%
Supplemental data and ratios:
  Net assets, end of year, in thousands     $     215,512     $     195,572     $     213,160     $     167,717     $     161,495
  Ratio of expenses to average net assets            0.45%             0.45%             0.45%             0.45%             0.45%
  Ratio of net investment income
    to average net assets                            3.04%             4.14%             5.36%             6.10%             5.57%
  Portfolio turnover rate                             343%              333%              410%              492%              396%

INVESTOR CLASS

Net asset value, beginning of year          $       10.72     $       10.45     $        9.87     $        9.91     $       10.63
Income from investment operations:
  Net investment income                              0.28              0.39              0.51              0.56              0.53
  Net realized and unrealized gains
    (losses) on investments                          0.24              0.37              0.58             (0.04)            (0.60)
                                            -------------------------------------------------------------------------------------
Total from investment operations                     0.52              0.76              1.09              0.52             (0.07)
Distributions to shareholders:
  Dividends from net investment income              (0.28)            (0.39)            (0.51)            (0.56)            (0.53)
  Distributions from capital gains                  (0.16)            (0.10)               --                --             (0.12)
                                            -------------------------------------------------------------------------------------
Total distributions                                 (0.44)            (0.49)            (0.51)            (0.56)            (0.65)
                                            -------------------------------------------------------------------------------------
Net asset value, end of year                $       10.80     $       10.72     $       10.45     $        9.87     $        9.91
                                            =====================================================================================
Total return                                         5.01%             7.56%            11.27%             5.43%            (0.65)%
Supplemental data and ratios:
  Net assets, end of year, in thousands     $      26,122     $      22,291     $       9,801     $       2,841     $       2,624
  Ratio of expenses to average net assets            0.85%             0.85%             0.85%             0.85%             0.85%
  Ratio of net investment income
    to average net assets                            2.63%             3.65%             4.77%             5.70%             5.17%
  Portfolio turnover rate                             343%              333%              410%              492%              396%

The accompanying notes are an integral part of the financial statements.

NOTES TO THE FINANCIAL STATEMENTS                             SEPTEMBER 30, 2003

NOTE ONE | ORGANIZATION

Ariel Investment Trust (the "Trust") is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. Prior to November 9, 2001, the Ariel Investment Trust was known as the Ariel Growth Fund (doing business as Ariel Investment Trust). The Ariel Fund, Ariel Appreciation Fund, Ariel Premier Growth Fund and Ariel Premier Bond Fund (the "Funds" or "Ariel Mutual Funds") are diversified portfolios of the Trust. The Ariel Premier Growth Fund and the Ariel Premier Bond Fund have an Institutional Class and an Investor Class. Prior to February 1, 1999, the Ariel Fund was known as the Ariel Growth Fund.

NOTE TWO | SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The financial statements have been prepared in accordance with accounting principles generally accepted in the United States, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results may differ from such estimates.

INVESTMENT VALUATION - Securities for which market quotations are readily available are valued at the last sale price on the national securities exchange on which such securities are primarily traded and, in the case of securities reported on the Nasdaq system, are valued based on the Nasdaq Official Closing Price. If a closing price is not reported, equity securities for which reliable bid and ask quotations are available are valued at the mean between bid and ask price. Debt securities having a maturity over 60 days are valued at the yield equivalent as obtained from a pricing source or one or more market makers for such securities. Short-term securities having a maturity of 60 days or less are valued at amortized cost which approximates market value. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees.

REPURCHASE AGREEMENTS - The Funds may enter into repurchase agreements with recognized financial institutions and in all instances hold underlying securities as collateral with a value at least equal to the total repurchase price such financial institutions have agreed to pay.

FEDERAL INCOME TAXES - No provision for federal income taxes has been made since the Funds have complied to date with the provisions of the Internal Revenue Code available to regulated investment companies.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income is recognized on an accrual basis. Premiums and discounts on securities purchased are amortized using the effective interest method.

The Ariel Premier Bond Fund may purchase securities with delivery or payment to occur at a later date. At the time the Ariel Premier Bond Fund enters into a commitment to purchase a security, the transaction is recorded and the value of the security is reflected in the net asset value. The value of the security may vary with market fluctuations. No interest accrues to the Ariel Premier Bond Fund until payment takes place. At the time the Ariel Premier Bond Fund enters into this type of transaction it is required to designate cash or other liquid assets equal to the value of the securities purchased. At September 30, 2003, the Ariel Premier Bond Fund had $56,715,381 in purchase commitments outstanding (24% of net assets) for such securities, with a corresponding amount of assets designated.

EXPENSES - The Funds are charged for those expenses that are directly attributable to each portfolio. Expenses directly attributable to a class of shares, such as Rule 12b-1 distribution fees, are charged to that class. Expenses that are not directly attributable to a portfolio are typically allocated among each portfolio in proportion to their respective net assets.

DISTRIBUTIONS TO SHAREHOLDERS - Dividends from net investment income are declared and paid at least annually for the Ariel Fund, Ariel Appreciation Fund and Ariel Premier Growth Fund and declared daily and paid monthly for the Ariel Premier Bond Fund. Distributions of net realized capital gains, if any, are declared and paid at least annually for all Funds.

Distributions to shareholders are determined in accordance with federal income tax regulations and are recorded on the ex-dividend date. The character of distributions made during the year from net investment income or net realized capital gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense or gain items for financial statement and tax purposes. Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature.

Accordingly, at September 30, 2003, reclassifications were recorded to decrease capital stock by $(875,656), $(926,950), $(27,447) and $0; increase undistributed net investment income by $724,001, $892,755, $27,447 and $22,792; and increase (decrease) accumulated net realized gain (loss) on investments by $151,655, $34,195, $0 and $(22,792) for the Ariel Fund, Ariel Appreciation Fund, Ariel Premier Growth Fund and Ariel Premier Bond Fund, respectively.

For the year ended September 30, 2003, the Ariel Fund and Ariel Appreciation Fund designated $13,955,493 and $5,480,997, respectively, as long-term capital gain distributions for purposes of the dividends paid deduction.

NOTE THREE | CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock were as follows:

                                                                      YEAR ENDED SEPTEMBER 30, 2003
                              --------------------------------------------------------------------------------------------------
                                                                        ARIEL PREMIER GROWTH FUND       ARIEL PREMIER BOND FUND
                                                                       ---------------------------    --------------------------
                                ARIEL FUND    ARIEL APPRECIATION FUND  INSTITUTIONAL      INVESTOR    INSTITUTIONAL    INVESTOR
                              --------------------------------------------------------------------------------------------------
Shares sold                      30,242,583           28,059,333             --            594,954        3,296,989    1,680,675
Shares issued to holders in
  reinvestment of dividends         457,290              158,533             --                 13          892,633       83,790
Shares redeemed                 (13,951,514)         (15,745,246)            --           (217,269)      (2,472,674)  (1,424,206)
                              --------------------------------------------------------------------------------------------------
Net increase                     16,748,359           12,472,620             --            377,698        1,716,948      340,259
                              ==================================================================================================

                                                                     YEAR ENDED SEPTEMBER 30, 2002
                              --------------------------------------------------------------------------------------------------
                                                                        ARIEL PREMIER GROWTH FUND*     ARIEL PREMIER BOND FUND
                                                                       ---------------------------    --------------------------
                                ARIEL FUND    ARIEL APPRECIATION FUND  INSTITUTIONAL      INVESTOR    INSTITUTIONAL    INVESTOR
                              --------------------------------------------------------------------------------------------------
Shares sold                      32,527,575           36,927,013         500,110         1,222,514        4,436,393    2,659,995
Shares issued to holders in
  reinvestment of dividends         245,043              402,457              --                --          868,831       41,902
Shares redeemed                 (12,545,457)         (14,263,426)             (2)          (77,712)      (7,475,925)  (1,561,089)
                              --------------------------------------------------------------------------------------------------
Net increase (decrease)          20,227,161           23,066,044         500,108         1,144,802       (2,170,701)   1,140,808
                              ==================================================================================================

* February 1, 2002 to September 30, 2002.

Transactions in dollars of capital stock for each class of the Ariel Premier Growth Fund and the Ariel Premier Bond Fund were as follows:

                                                                           YEAR ENDED SEPTEMBER 30, 2003
                                                        -------------------------------------------------------------------
                                                           ARIEL PREMIER GROWTH FUND           ARIEL PREMIER BOND FUND
                                                        -------------------------------    --------------------------------
                                                         INSTITUTIONAL      INVESTOR        INSTITUTIONAL       INVESTOR
                                                        -------------------------------------------------------------------
Shares sold                                              $          --   $    4,579,072    $   35,498,291    $   18,283,873
Shares issued to holders in reinvestment of dividends               --              100         9,521,688           892,989
Shares redeemed                                                     --       (1,680,695)      (26,840,391)      (15,463,542)
                                                        -------------------------------------------------------------------
Net increase                                             $          --   $    2,898,477    $   18,179,588    $    3,713,320
                                                        ===================================================================

                                                                           YEAR ENDED SEPTEMBER 30, 2002
                                                        -------------------------------------------------------------------
                                                           ARIEL PREMIER GROWTH FUND*          ARIEL PREMIER BOND FUND
                                                        -------------------------------    --------------------------------
                                                         INSTITUTIONAL      INVESTOR        INSTITUTIONAL       INVESTOR
                                                        -------------------------------------------------------------------
Shares sold                                             $    5,001,100   $   11,580,004    $   46,279,360    $   27,716,213
Shares issued to holders in reinvestment of dividends               --               --         8,985,111           433,369
Shares redeemed                                                    (25)        (625,617)      (77,737,473)      (16,204,231)
                                                        -------------------------------------------------------------------
Net increase (decrease)                                 $    5,001,075   $   10,954,387    $  (22,473,002)   $   11,945,351
                                                        ===================================================================

NOTE FOUR | INVESTMENT TRANSACTIONS

Purchases and sales of securities, excluding short-term investments and U.S. government securities, for the year ended September 30, 2003 are summarized below:

                            ARIEL FUND      ARIEL APPRECIATION FUND     ARIEL PREMIER GROWTH FUND     ARIEL PREMIER BOND FUND
                          ---------------------------------------------------------------------------------------------------
Purchases                 $ 554,854,799          $ 916,759,115                 $ 15,547,167                $ 728,655,861
Sales                     $  55,373,116          $ 491,472,198                 $ 12,328,495                $ 709,371,780

Purchases and sales of U.S. government securities for the Ariel Premier Bond Fund for year ended September 30, 2003 were $186,056,860 and $198,110,356, respectively.

At September 30, 2003, the cost of securities on a federal income tax basis was $1,760,177,963, $1,804,865,797, $16,134,635 and $290,476,969 for the Ariel Fund,
Ariel Appreciation Fund, Ariel Premier Growth Fund and Ariel Premier Bond Fund, respectively. Gross unrealized appreciation and depreciation on securities for federal income tax purposes were as follows:

                               ARIEL FUND      ARIEL APPRECIATION FUND    ARIEL PREMIER GROWTH FUND    ARIEL PREMIER BOND FUND
                             -------------------------------------------------------------------------------------------------
Unrealized appreciation      $ 303,319,705         $  312,412,161               $  1,287,082                $  6,550,355
Unrealized depreciation        (64,438,103)           (47,940,875)                  (435,489)                 (1,391,743)
                             -------------------------------------------------------------------------------------------------
  Net appreciation           $ 238,881,602         $  264,471,286               $    851,593                $  5,158,612
                             =================================================================================================

The tax character of distributions paid during the fiscal years ended September 30, 2003 and 2002 were as follows:

                                  ARIEL FUND          ARIEL APPRECIATION FUND   ARIEL PREMIER GROWTH FUND  ARIEL PREMIER BOND FUND
                           --------------------------------------------------------------------------------------------------------
                               2003         2002         2003         2002          2003        2002*       2003          2002
                           --------------------------------------------------------------------------------------------------------
Distributions paid from:
  Net investment income    $  3,317,672  $ 5,143,013  $        --  $  3,571,660  $       --   $      --  $ 10,453,957  $ 10,304,472
  Long-term capital gains    13,955,493    4,565,488    5,480,997    11,667,565          --          --            --            --
                           --------------------------------------------------------------------------------------------------------
Total distributions paid   $ 17,273,165  $ 9,708,501  $ 5,480,997  $ 15,239,225  $       --   $      --  $ 10,453,957  $ 10,304,472
                           ========================================================================================================

*February 1, 2002 to September 30, 2002.

As of September 30, 2003, the components of accumulated earnings (deficit) on a federal income tax basis were as follows:

                                          ARIEL FUND   ARIEL APPRECIATION FUND  ARIEL PREMIER GROWTH FUND  ARIEL PREMIER BOND FUND
                                        ------------------------------------------------------------------------------------------
Undistributed ordinary income           $           --     $           --             $           --           $    3,656,727
Undistributed long-term gains                       --                 --                         --                3,793,486
                                        ------------------------------------------------------------------------------------------
Tax accumulated earnings                            --                 --                         --                7,450,213
Accumulated capital and other losses        (2,832,340)       (40,027,137)                (2,861,606)                      --
Unrealized appreciation on investments     238,881,602        264,471,286                    851,593                5,158,612
                                        ------------------------------------------------------------------------------------------
Total accumulated earnings (deficit)    $  236,049,262     $  224,444,149             $   (2,010,013)          $   12,608,825
                                        ==========================================================================================

For the year ended September 30, 2003, the Ariel Appreciation Fund and Ariel Premier Growth Fund had federal income tax capital loss carryforwards of $8,734,470 and $2,184,418, respectively. The entire federal income tax capital loss carryforward for the Ariel Appreciation Fund and Ariel Premier Growth Fund expires in 2011. To the extent future gains are offset by capital loss carryforwards, such gains will not be distributed.

As of September 30, 2003, the Ariel Fund, Ariel Appreciation Fund and Ariel Premier Growth Fund had $2,832,340, $31,292,667 and $677,188, respectively, of post-October capital losses, which are deferred until 2004 for tax purposes. Net capital losses incurred after October 31, and within the taxable year are deemed to arise on the first day of the Fund's next taxable year.

NOTE FIVE | INVESTMENT ADVISORY AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into an investment advisory and administrative services agreement (the "Management Agreement") with Ariel Capital Management, Inc. (the "Adviser"). Pursuant to the Management Agreement, the Adviser is paid by the Ariel Fund and Ariel Appreciation Fund, a monthly fee at the annual rate of 0.65% and 0.75% of the first $500 million of average daily net assets, 0.60% and 0.70% of the next $500 million of average daily net assets and 0.55% and 0.65% of average daily net assets in excess of $1 billion, respectively. The Adviser has agreed to reimburse the Ariel Fund and the Ariel Appreciation Fund for operating expenses (exclusive of brokerage, interest, taxes, distribution plan expenses and extraordinary items) exceeding, on a pro rata basis, 1.50% of the first $30 million of each Fund's average daily net assets and 1.00% of such assets in excess of $30 million.

The Trust has entered into an investment advisory agreement and an administrative services agreement with the Adviser for the Ariel Premier Growth Fund. Pursuant to the agreements, the Fund pays the Adviser an investment advisory fee and administrative services fee based on the average daily net assets of the Institutional Class and the Investor Class at the annual rate of 0.60% of average daily net assets less than $500 million; 0.575% of average daily net assets between $500 million and $1 billion; and 0.55% of average daily net assets more than $1 billion. The Adviser has agreed to reimburse the Ariel Premier Growth Fund for operating expenses (exclusive of brokerage, interest, taxes, distribution plan expenses and extraordinary items) exceeding, on a pro rata basis, 1.25% of the average daily net assets of the Investor Class shares and 0.65% of the average daily net assets of the Institutional Class shares. In addition, the Adviser has agreed to limit the total annual operating expenses for the Ariel Premier Growth Fund-Investor Class at 1.15% until September 30, 2004.

The Trust has entered into an investment advisory agreement and an administrative services agreement with the Adviser for the Ariel Premier Bond Fund. Pursuant to the agreements, the Fund pays the Adviser an investment advisory fee and administrative services fee based on the average daily net assets of the Institutional Class and the Investor Class at the annual rate of 0.35% and 0.10%, and 0.35% and 0.25%, respectively. Fees for these services are reported as Management Fees on the Statement of Operations. For the year ended September 30, 2003, the Fund expensed $821,669 and $273,503 in investment advisory and administrative services fees, respectively. Also pursuant to the administrative services agreement, the Adviser pays all of the Ariel Premier Bond Fund's expenses other than 12b-1 fees for the Investor Class, investment advisory fees, administrative services fees, interest, taxes, brokerage commissions and extraordinary expenses.

On January 31, 2003, Lincoln Capital Management Company ("Lincoln Capital"), the former sub-adviser to both the Ariel Premier Growth Fund and the Ariel Premier Bond Fund, completed the first part of a two-part transaction in which its fixed income group was acquired by Lehman Brothers Holdings, Inc., a Delaware corporation ("Lehman"), and began operations as Lincoln Capital Fixed Income Management Company, LLC, a Delaware limited liability company and a wholly-owned subsidiary of Lehman ("Lincoln Fixed Income"). On February 1, 2003, Lincoln Capital completed the second part of the transaction when its former equity group became an independent company, Lincoln Equity Management, LLC, a Delaware limited liability company ("Lincoln Equity"). Lincoln Fixed Income is not affiliated with Lincoln Equity. As a result of these transactions, the Board of Trustees, including the Independent Trustees, approved new sub-advisory agreements with each of Lincoln Equity and Lincoln Fixed Income. Both new sub-advisory agreements were approved by the respective Fund's shareholders at a Special Meeting on May 20, 2003. Lincoln Equity is serving as sub-adviser to the Ariel Premier Growth Fund and Lincoln Fixed Income is serving as sub-adviser to the Ariel Premier Bond Fund. These new sub-advisory agree ments contain substantially the same terms and conditions as both the original sub-advisory agreements.

Lincoln Equity and Lincoln Fixed Income manage the day-to-day investment operations for the Funds. The Ariel Premier Growth Fund and Ariel Premier Bond Fund pay no fees directly to Lincoln Equity or Lincoln Fixed Income. Lincoln Equity earns fees from the Adviser for the Ariel Premier Growth Fund at the annual rate of 0.47% of the average daily net assets up to $20 million, 0.35% of the next $130 million, 0.25% of the next $350 million, 0.20% of the next $500 million, 0.15% of the next $1.5 billion and 0.10% of the remainder of the average daily net assets. No fee shall be due or payable to Lincoln Equity in respect to any day in which the net assets are less than $50 million. Lincoln Fixed Income earns fees from the Adviser for the Ariel Premier Bond Fund at the annual rate of 0.30% of the average daily net assets up to $50 million, 0.20% of the next $50 million, 0.15% of the next $150 million and 0.10% of amounts in excess of $250 million.

Pursuant to Rule 12b-1 of the Investment Company Act of 1940, the Trust has adopted a distribution plan which permits the Ariel Fund, Ariel Appreciation Fund, Ariel Premier Growth Fund-Investor Class and Ariel Premier Bond Fund-Investor Class to pay for certain expenses associated with the distribution of their shares up to 0.25% annually of each Fund's average daily net asset value. Payments totaling $1,057,379 have been made to Ariel Distributors, Inc., an affiliate of the Adviser, under the distribution plan.

Trustees fees and expenses are fees paid to non-interested Trustees.

PROXY POLICY STATEMENT

For a copy of the complete proxy voting policy and procedures, please call 1-800-292-7435 or log on to our award-winning website, www.arielmutualfunds.com, or visit the SEC's website at www.sec.gov.

REPORT OF INDEPENDENT AUDITORS

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF ARIEL MUTUAL FUNDS:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Ariel Investment Trust, comprised of the Ariel Fund, Ariel Appreciation Fund, Ariel Premier Growth Fund and Ariel Premier Bond Fund ("Ariel Mutual Funds"), as of September 30, 2003, and the related statements of operations and changes in net assets and the financial highlights for the fiscal periods indicated therein. These financial statements and financial highlights are the responsibility of Ariel Mutual Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2003, by correspondence with the custodian and brokers or other auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Funds of the Ariel Mutual Funds at September 30, 2003, and the results of their operations, the changes in their net assets and the financial highlights for each of the fiscal periods indicated therein, in conformity with accounting principles generally accepted in the United States.

/s/ Ernst & Young LLP                       Ernst & Young LLP

Chicago, Illinois

October 17, 2003


RESULTS OF A SPECIAL MEETING

A special meeting of the shareholders of the Ariel Premier Growth Fund and the Ariel Premier Bond Fund was held on May 20, 2003.

The matters voted on by the shareholders of record as of April 1, 2003 and the results of the vote at the shareholder meeting held May 20, 2003 were as follows:

ARIEL PREMIER GROWTH FUND

To approve the investment sub-advisory agreement between Ariel Capital Management, Inc. and Lincoln Equity Management, LLC.

For                                           930,189.393
Against                                                --
Abstain                                                --
Total                                         930,189.393

ARIEL PREMIER BOND FUND

To approve the investment sub-advisory agreement between Ariel Capital Management, Inc. and Lincoln Capital Fixed Income Management Company, LLC.

For                                         15,718,125.66
Against                                         20,658.24
Abstain                                         19,604.43
Total                                       15,758,388.33

BOARD OF TRUSTEES

                                               TERM OF OFFICE       PRINCIPAL                  NUMBER OF
                          POSITION(S)          AND LENGTH OF        OCCUPATION(S)              PORTFOLIOS IN    OTHER DIRECTORSHIPS
NAME, ADDRESS AND AGE     HELD WITH FUND       TIME SERVED          DURING PAST 5 YEARS        COMPLEX OVERSEEN HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
Bert N. Mitchell, CPA     Chairman of the      Indefinite, until    Chairman and CEO           4                BJ's Wholesale
200 East Randolph Dr.     Board of Trustees,   successor elected    of Mitchell &Titus, LLP                     Club, Inc.
Suite 2900                Chairman of
Chicago, IL 60601         Executive            Served as a Trustee
Age: 65                   Committee,           since 1986
                          Member of Audit
                          Committee

Mario L. Baeza            Trustee,             Indefinite, until    Chairman of TWC/Latin      4                Air Products and
200 East Randolph Dr.     Member of Audit      successor elected    America Partners, L.L.C.,                   Chemicals, Inc.,
Suite 2900                and Governance                            Chairman and CEO of                         Channel
Chicago, IL 60601         Committees           Served as a Trustee  Baeza Company                               Thirteen/WNET,
Age: 52                                        since 1995                                                       Hispanic Federation,
                                                                                                                NAACP Legal Defense
                                                                                                                and Educational
                                                                                                                Fund, New America
                                                                                                                Alliance, New York
                                                                                                                Philharmonic-
                                                                                                                Symphony Society,
                                                                                                                Pension Fund
                                                                                                                Committee, U.S.
                                                                                                                Commitee for the
                                                                                                                United Nations
                                                                                                                Population Fund,
                                                                                                                U.S. Cuba Trade and
                                                                                                                Economic Council,
                                                                                                                Inc.

James Compton             Trustee, Chairman    Indefinite, until    President and CEO of       4                The Big Shoulders
200 East Randolph Dr.     of Governance        successor elected    Chicago Urban League                        Fund, DePaul
Suite 2900                Committee,                                                                            University, The
Chicago, IL 60601         Member of Audit      Served as a Trustee                                              Field Museum
Age: 65                   Committee            since 1997

William C. Dietrich, CPA  Trustee, Chairman    Indefinite, until    Co-Executive Director      4
200 East Randolph Dr.     of Audit Committee,  successor elected    and Senior Faculty
Suite 2900                Member of                                 Member, Shalem
Chicago, IL 60601         Executive            Served as a Trustee  Institute for Spiritual
Age: 54                   Committee            since 1986           Formation

Royce N. Flippin, Jr.     Trustee,             Indefinite, until    President of               4                Community of St.
200 East Randolph Dr.     Member of Audit      successor elected    Flippin Associates                          John Baptist, EVCI
Suite 2900                and Governance                                                                        CAREER Colleges,
Chicago, IL 60601         Committees           Served as a Trustee                                              Inc., Lakewood
Age: 69                                        since 1986                                                       Preparatory School,
                                                                                                                Princeton Club of
                                                                                                                New York, St.
                                                                                                                Georges Episcopal
                                                                                                                Church, TerraCycle,
                                                                                                                Inc., Thorium Power,
                                                                                                                Universal Genesis
                                                                                                                LLC

                                               TERM OF OFFICE       PRINCIPAL                  NUMBER OF
                          POSITION(S)          AND LENGTH OF        OCCUPATION(S)              PORTFOLIOS IN    OTHER DIRECTORSHIPS
NAME, ADDRESS AND AGE     HELD WITH FUND       TIME SERVED          DURING PAST 5 YEARS        COMPLEX OVERSEEN HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
John G. Guffey, Jr.       Trustee,             Indefinite, until    Treasurer and              4                Calvert Foundation,
200 East Randolph Dr.     Member of Audit      successor elected    Director of Silby                           Calvert Mutual Funds
Suite 2900                Committee                                 Guffey and Co., Inc.
Chicago, IL 60601                              Served as a Trustee
Age: 55                                        since 1991

Mellody L. Hobson         Trustee and          Indefinite, until    President of Ariel         4                Chicago Public
200 East Randolph Dr.     President,           successor elected    Capital Management, Inc.                    Education Fund,
Suite 2900                Member of                                                                             Chicago Public
Chicago, IL 60601         Executive            Served as a Trustee                                              Library, The Field
Age: 34                   Committee            since 1993                                                       Museum, Princeton
                                                                                                                University, Tellabs,
                                                                                                                Inc.

Christopher G. Kennedy    Trustee,             Indefinite, until    President of               4                Cantilever
200 East Randolph Dr.     Member of Audit      successor elected    Merchandise Mart                            Technologies, Center
Suite 2900                Committee                                 Properties, Inc.                            for Disability and
Chicago, IL 60601                              Served as a Trustee                                              Elder Law, Heartland
Age: 40                                        since 1995                                                       Alliance, Interface
                                                                                                                Floor Covering
                                                                                                                Company,
                                                                                                                Rehabilitation
                                                                                                                Institute of Chicago

Merrillyn J. Kosier       Trustee and          Indefinite, until    Executive Vice President   4
200 East Randolph Dr.     Vice President       successor elected    and Director of Mutual
Suite 2900                                                          Fund Marketing of
Chicago, IL 60601                              Served as a Trustee  Ariel Capital
Age: 43                                        since 2003           Management, Inc.

John W. Rogers, Jr.       Trustee              Indefinite, until    Chairman & CEO of          4                Aon Corporation,
200 East Randolph Dr.                          successor elected    Ariel Capital                               Bank One
Suite 2900                                                          Management, Inc.                            Corporation, Chicago
Chicago, IL 60601                              Served as a Trustee                                              Urban League, Exelon
Age: 45                                        since 2000                                                       Corporation, GATX
                                                                                                                Corporation, The
                                                                                                                Investment Company
                                                                                                                Institute, The John
                                                                                                                S. and James L.
                                                                                                                Knight Foundation,
                                                                                                                McDonald's Corp.

OFFICERS

                                               TERM OF OFFICE       PRINCIPAL                  NUMBER OF
                          POSITION(S)          AND LENGTH OF        OCCUPATION(S)              PORTFOLIOS IN    OTHER DIRECTORSHIPS
NAME, ADDRESS AND AGE     HELD WITH FUND       TIME SERVED          DURING PAST 5 YEARS        COMPLEX OVERSEEN HELD BY OFFICER
------------------------------------------------------------------------------------------------------------------------------------
James W. Atkinson         Vice President       Indefinite, until    Executive Vice             4                Financial Executives
200 East Randolph Dr.     and Treasurer        successor elected    President and Chief                         International, La
Suite 2900                                                          Financial & Administrative                  Rabida Children's
Chicago, IL 60601                              Served as            Officer of Ariel                            Hospital, La Rabida
Age: 53                                        Vice President       Capital Management, Inc.                    Foundation, Mended
                                               and Treasurer                                                    Hearts, Inc.
                                               since 1999

Mellody L. Hobson         Trustee and          Indefinite, until    President of Ariel         4                Chicago Public
200 East Randolph Dr.     President            successor elected    Capital Management, Inc.                    Education Fund,
Suite 2900                                                                                                      Chicago Public
Chicago, IL 60601                              Served as a Trustee                                              Library, The Field
Age: 34                                        since 1993 and                                                   Museum, Princeton
                                               President since 2002                                             University, Tellabs,
                                                                                                                Inc.

Merrillyn J. Kosier       Trustee and          Indefinite, until    Executive Vice President   4
200 East Randolph Dr.     Vice President       successor elected    and Director of Mutual
Suite 2900                                                          Fund Marketing of
Chicago, IL 60601                              Served as a Trustee  Ariel Capital
Age: 43                                        since 2003 and Vice  Management, Inc.
                                               President since 1999

Roger P. Schmitt          Vice President,      Indefinite, until    Senior Vice President      4                Ariel Education
200 East Randolph Dr.     Assistant Secretary, successor elected    and Chief Information                       Initiative
Suite 2900                Assistant Treasurer                       Officer of Ariel
Chicago, IL 60601                              Served as Vice       Capital Management, Inc.
Age: 46                                        President, Assistant
                                               Secretary and
                                               Assistant Treasurer
                                               since 1999

Roxanne Ward              Vice President       Indefinite, until    Vice President and         4                Illinois Facilities
200 East Randolph Dr.     and Secretary        successor elected    Secretary of Ariel                          Fund, Safer
Suite 2900                                                          Capital Management, Inc.                    Foundation
Chicago, IL 60601                              Served as Vice
Age: 49                                        President and
                                               Secretary since 1999

The Ariel Funds' Statement of Additional Information (SAI) includes additional information about the Funds' Trustees and Officers. The SAI is available, without charge, upon request by calling toll free 800.292.7435.

                                   [GRAPHIC]

                          SLOW AND STEADY WINS THE RACE

[ARIEL MUTUAL FUNDS LOGO]

Ariel Investment Trust
P.O. Box 219121
Kansas City, Missouri
64121-9121
800.292.7435
www.arielmutualfunds.com                                               TPI 09/03

ITEM 2.  CODE OF ETHICS.

(a) The registrant has adopted a code of ethics, as of the end of the period covered by this report, that applies to the registrant's principal executive officer and principal financial officer, or persons performing similar functions. A copy of the code of ethics is available without charge upon request by calling toll-free 1-800-292-7435.

(b) During the period covered by this report, there were no amendments to the provisions of the code of ethics adopted in 2(a) above.

(c) During the period covered by this report, there were no implicit or explicit waivers to the provisions of the code of ethics adopted in 2(a).

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant's Board of Trustees has determined that (i) the registrant has the following audit committee financial experts serving on its audit committee and (ii) each audit committee financial expert is independent: (1)
Bert N. Mitchell (2) William C. Dietrich, (3) Christopher G. Kennedy and (4) John G. Guffey, Jr.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEMS 5-6.  [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.  [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES.

(a) The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to them by others, particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

(b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10. EXHIBITS.

(a)(1) Code of Ethics - A copy of the Code is available without charge upon request by calling toll-free 1-800-292-7435.

(a)(2) Certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2(a)) - Filed as an attachment to this filing.

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350). A certification furnished pursuant to this paragraph will not be deemed "filed" for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference - Filed as an attachment to this filing.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Ariel Investment Trust

By:    /s/ Mellody L. Hobson
   ------------------------------------------------------------
       Mellody L. Hobson
       President and Principal Executive Officer

Date:  December 1, 2003
     ----------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:    /s/ Mellody L. Hobson
   ------------------------------------------------------------
       Mellody L. Hobson
       President and Principal Executive Officer

Date:  December 1, 2003
     ----------------------------------------------------------

By:    /s/ James W. Atkinson
   ------------------------------------------------------------
       James W. Atkinson
       Executive Vice President and Principal Financial Officer

Date:  December 1, 2003
     ----------------------------------------------------------